                 OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
                    Supplement dated July 31, 2001 to the
                      Prospectus dated December 22, 2000

The Prospectus is changed as follows:

1.    The supplement dated March 1, 2001 is withdrawn.

2.    The following  replaces the first  sentence  under the heading  entitled
   "What is the Fund's Investment Objective?" on page 3:

                     The Fund seeks a high total return.

3.    The  paragraph  captioned  "Class N  Shares"  under  the  heading  "What
   Classes of Shares  Does the Fund  Offer?" on page 14 is revised by deleting the  first  three  sentences  of that  section  and  replacing  it with the following  sentence:  "If you buy Class N shares  (available  only  through certain  retirement  plans),  you  pay  no  sales  charge  at the  time  of purchase, but you will pay an annual asset-based sales charge."

4.    The  first  and  second  sentences  of the  section  captioned  "Class A
   Contingent  Deferred Sales Charge" on page 17 are deleted and replaced with the following:

      There is no initial sales charge on non-retirement  plan purchases of  Class A  shares  of any one or more of the  Oppenheimer  funds aggregating  $1  million  or more,  or for  certain  purchases  by particular  types of  retirement  plans  that  were  permitted  to purchase  such  shares  prior to March 1,  2001.  (After  March 1,
      2001,   retirement   plans  are  not  permitted  to  make  initial
      purchases  of  Class A shares  subject  to a  contingent  deferred
      sales   charge.)   The   Distributor   pays   dealers   of  record
      concessions  in an amount equal to 1.0% of purchases of $1 million or more other than by those grandfathered retirement accounts.

                            Continued on next page

5.    The  following  sentence  which  is  the  last  sentence  in  the  first paragraph  in the section  captioned  "Class A  Contingent  Deferred  Sales
   Charge" on page 17 is deleted:

      That  concession  will  not be  paid on  purchases  of  shares  in
      amounts   of  $1  million   or  more   (including   any  right  of
      accumulation)  by a  retirement  plan that  pays for the  purchase with the  redemption  proceeds  of  Class C shares  of one or more
      Oppenheimer funds held by the plan for more than one year.

6.    The following is added after "Can You Reduce Class A Sales  Charges?" on page 17:

      Purchases by Certain  Retirement Plans.  There is no initial sales charge  on  purchases  of  Class  A  shares  of any  one  or  more
      Oppenheimer  funds by  retirement  plans that have $10  million or more  in  plan  assets  and  that  have  entered  into  a  special agreement with the Distributor,  and by retirement plans which are part of a retirement  plan product or platform  offered by certain banks, broker-dealers,  financial advisors, insurance companies or recordkeepers  which have  entered into a special  agreement  with the  Distributor.  There is no  contingent  deferred  sales charge upon the  redemption  of such shares.  The  Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the  purchase  price of Class A shares by those  retirement  plans from its own resources at the time of sale.  That  concession will not be paid on purchases of shares by a retirement  plan made with the  redemption  proceeds  of  Class  N  shares  of  one  or  more
      Oppenheimer funds held by the plan for more than (18) months.

7.    The first  paragraph  in "How Can You Buy Class N Shares?" on page 18 is revised to read as follows:

      Class  N  shares  are  offered  only  through   retirement   plans
      (including  IRAs and 403(b) plans) that purchase  $500,000 or more of  Class N shares  of one or more  Oppenheimer  funds or  through retirement  plans (not  including IRAs and 403(b) plans) that have
      assets   of   $500,000   or   more   or  100  or   more   eligible
      participants.   See  "Availability  of  Class  N  shares"  in  the
      Statement of Additional  Information for other circumstances where
      Class N shares are available for purchase.

8.    The  following  is  added  to  the  end  of  the  last  paragraph  under
   "Distribution  and  Service  Plans for Class B, Class C and Class N Shares"
   on page 20:

      That sales  concession  on the sale of Class N shares  will not be paid on (i)  purchases of Class N shares in amounts of $500,000 or more by a  retirement  plan  that pays for the  purchase  with the redemption  proceeds of Class C shares of one or more  Oppenheimer funds  held by the  plan  for  more  than  one  year  (other  than rollovers from an OppenheimerFunds-sponsored  Pinnacle or Ascender
      401(k) plan to any IRA invested in the  Oppenheimer  funds),  (ii)
      purchases  of Class N shares in amounts of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
      (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer
      funds),   and  (iii)  on   purchases  of  Class  N  shares  by  an
      OppenheimerFunds  - sponsored  Pinnacle  or  Ascender  401(k) plan made  with the  redemption  proceeds  of Class A shares  of one or more Oppenheimer funds.

                            Continued on next page

9.    The following  replaces the third  sentence  under the heading  entitled
   "Oppenheimerfunds Internet Web Site." on page 21:

      To perform  account  transactions  or obtain  account  information online,  you must first  obtain a user I.D.  and  password on that website.

10.   The first sentence of the last paragraph under the heading "Shareholder
Account Rules and Policies" on page 28 is revised by adding the words "and annual notice of the Fund's privacy policy" after the phrase, "annual and semi-annual report."

11.   The last sentence of the last paragraph under the heading "Shareholder
Account Rules and Policies" on page 28 is revised to read as follows:

      Individual  copies of prospectuses,  reports and privacy notices will be sent to you  commencing 30 days after the Transfer  Agent  receives your request to stop householding.

12.   The  first  sentence  under  "How  to  Get  More   Information"  on  the
   prospectus back cover is revised to read as follows:

      You can request  the  Statement  of  Additional  Information,  the
      Annual and Semi-Annual  Reports,  the notice explaining the Fund's privacy  policy  and  other  information  about  the  Fund or your account:

July 31, 2001                                               PS0700.024

Oppenheimer Main Street Growth & Income Fund(R)

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

Statement of Additional Information dated December 22, 2000 revised, July 31,
2001

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  December 22,  2000.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  or by calling the Transfer Agent at the toll-free  number shown above,
or  by  downloading  it  from  the  OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

About Your Account

Financial Information About the Fund

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A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

The  investment  objective,  the  principal  investment  policies and the main risks  of  the  Fund  are  described  in the  Prospectus.  This  Statement  of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund can use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager can use in selecting portfolio  securities  will vary over time.  The Fund is not  required  to use any of the investment  techniques and strategies  described below at all times in seeking  its goal.  It can use some of the  special  investment  techniques and strategies at some times or not at all.

      |X|   Investments  in  Equity  Securities.  The Fund  does not limit its investments in equity securities to issuers having a market  capitalization of a specified  size or range,  and therefore can invest in securities of small-, mid- and  large-capitalization  issuers.  At  times,  the Fund can  focus  its equity investments in securities of one or more capitalization  ranges,  based upon the  Manager's  judgment  of where the best market  opportunities  are to seek the  Fund's  objective.  At  times,  the  market  may  favor or  disfavor securities  of issuers of a particular  capitalization  range.  Securities  of small  capitalization  issuers may be subject to greater  price  volatility in general  than  securities  of  larger  companies.  Therefore,  if the  Fund is
focusing  on  or  has  substantial   investments  in  smaller   capitalization
companies  at  times  of  market  volatility,  the  Fund's  share  prices  may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_|      Rights  and  Warrants.  The Fund can invest up to 10% of its total  assets in  warrants  or rights,  although  the Fund does not  currently intend to  invest  more than 5% of its total  assets in  warrants  or  rights.
Warrants  basically  are options to  purchase  equity  securities  at specific prices valid for a specific  period of time.  Their prices do not  necessarily move parallel to the prices of the underlying  securities.  Rights are similar to warrants,  but normally have a short duration and are distributed  directly by the  issuer  to its  shareholders.  Rights  and  warrants  have  no  voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |_|   Convertible   Securities.   Convertible   securities  are  debt
securities  that are convertible  into an issuer's  common stock.  Convertible securities  rank senior to common stock in a corporation's  capital  structure and  therefore  are  subject  to less  risk than  common  stock in case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion value, the security will behave more like a debt security,  and the security's  price will likely  increase when interest  rates fall and decrease when

interest  rates rise. If the conversion  value exceeds the  investment  value, the security will behave more like an equity  security.  In that case, it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible  securities are a form of debt security,  in many cases their conversion  feature (allowing  conversion into equity  securities)
caused them to be regarded by the Manager more as "equity  equivalents."  As a result,  the rating  assigned to the security has less impact on the Manager's investment  decision  than in the case of  non-convertible  debt  fixed-income securities.

      To  determine  whether  convertible  securities  should be  regarded  as
"equity equivalents," the Manager examines the following factors:

o     whether, at the option of the investor,  the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o     whether  the  issuer of the  convertible  securities  has  restated  its
      earnings   per  share  of  common  stock  on  a  fully   diluted   basis
      (considering  the effect of conversion of the  convertible  securities),
      and
o     the extent to which the convertible  security may be a defensive "equity substitute,"  providing the ability to participate  in any  appreciation in the price of the issuer's common stock.

      |X|   Investments  in Bonds  and  Other  Debt  Securities.  The Fund can
invest in bonds,  debentures and other debt  securities to seek current income as part of its investment  objective.  Because the Fund  currently  emphasizes investments in equity  securities,  such as stocks, it is not anticipated that
significant   amounts  of  the  Fund's   assets   will  be  invested  in  debt
securities.  However,  if market  conditions  suggest that debt securities may offer  better  total  return  opportunities  than  stocks,  or if the  Manager determines  to seek a  higher  amount  of  current  income  to  distribute  to shareholders,  the Manager can shift more of the Fund's  investments into debt securities.

      The  Fund's   debt   investments   can  include   investment-grade   and
non-investment-grade   bonds   (commonly   referred   to  as  "junk   bonds").
Investment-grade  bonds are bonds  rated at least  "Baa" by Moody's  Investors
Service,  Inc., or at least "BBB" by Standard & Poor's  Corporation  or Fitch,
Inc., or that have comparable ratings by another  nationally-recognized rating organization.  In making investments in debt securities,  the Manager can rely to some extent on the ratings of ratings  organizations  or it can use its own research to evaluate a security's  credit-worthiness.  If the securities  that the Fund buys are unrated,  to be  considered  part of the Fund's  holdings of investment-grade  securities,  they  must be judged  by the  Manager  to be of
comparable   quality  to  bonds  rated  as   investment   grade  by  a  rating
organization.

         |_|      U.S.  Government  Securities.  The Fund  can buy  securities
issued  or   guaranteed   by  the  U.S.   government   or  its   agencies  and
instrumentalities.  Securities  issued by the U.S.  Treasury are backed by the full faith and credit of the U.S.  government  and are  subject to very little credit risk.  Obligations  of U.S.  government  agencies or  instrumentalities
(including  mortgage-backed  securities)  may or  may  not  be  guaranteed  or supported  by the "full  faith and  credit"  of the  United  States.  Some are backed by the right of the issuer to borrow  from the U.S.  Treasury;  others, by  discretionary  authority of the U.S.  government to purchase the agencies'
obligations;   while  others  are   supported   only  by  the  credit  of  the
instrumentality.  If a security  is not backed by the full faith and credit of the United  States,  the owner of the security  must look  principally  to the agency  issuing the  obligation  for repayment and may not be able to assert a
claim   against   the   United   States  in  the  event  that  the  agency  or
instrumentality  does  not meet  its  commitment.  The  Fund  will  invest  in securities of U.S.  government  agencies and  instrumentalities  only when the
Manager  is  satisfied  that the  credit  risk with  respect  to the agency or instrumentality is minimal.

         |_|      Special  Risks of  Lower-Grade  Securities.  While it is not
anticipated  that the Fund will invest a substantial  portion of its assets in debt  securities,  the  Fund  can  do  so  to  seek  current  income.  Because lower-rated  securities  tend to offer  higher  yields than  investment  grade securities,  the Fund can invest in lower grade  securities  if the Manager is trying to  achieve  greater  income  (and,  in some  cases,  the  appreciation possibilities of lower-grade  securities may be a reason they are selected for the Fund's portfolio).

      The Fund can invest up to 25% of its total assets in "lower  grade" debt securities.  However,  the Fund does not currently  intend to invest more that
10% of its total  assets in lower grade debt  securities.  "Lower-grade"  debt securities  are those rated below  "investment  grade" which means they have a rating  lower than  "Baa" by Moody's or lower than "BBB" by  Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations.  If they are unrated,  and are  determined  by the Manager to be of  comparable  quality to debt  securities  rated  below  investment  grade,  they are  included  in the limitation  on the  percentage  of the Fund's  assets  that can be invested in lower-grade  securities.  The Fund can  invest in  securities  rated as low as
"C" or "D" or which may be in default at the time the Fund buys them.

      Some  of  the  special  credit  risks  of  lower-grade   securities  are
discussed  in the  Prospectus.  There is a greater  risk that the  issuer  may default on its  obligation to pay interest or to repay  principal  than in the case of investment grade  securities.  The issuer's low  creditworthiness  may increase the potential  for its  insolvency.  An overall  decline in values in the high yield bond  market is also more  likely  during a period of a general economic  downturn.  An economic  downturn  or an  increase in interest  rates could severely  disrupt the market for high yield bonds,  adversely  affecting the  values of  outstanding  bonds as well as the  ability  of  issuers to pay interest or repay  principal.  In the case of foreign high yield bonds,  these risks are in addition to the special  risk of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

      However,  the Fund's  limitations on buying these investments can reduce the  effect  of  those  risks  to the  Fund,  as will  the  Fund's  policy  of diversifying  its  investments.  Additionally,  to  the  extent  they  can  be converted  into stock,  convertible  securities may be less subject to some of these risks than  non-convertible  high yield  bonds,  since stock may be more liquid  and less  affected  by some of these  risk  factors.  The Fund may not invest more than 10% of its total assets in lower-grade  debt  securities that are not convertible.
      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds,  those securities  may be  subject  to  special  risks,  and  have  some  speculative characteristics.  Definitions  of the  debt  security  ratings  categories  of
Moody's,  S&P, and Fitch, Inc. are included in Appendix A to this Statement of
Additional Information.

      |X|   Foreign  Securities.   The  Fund  can  purchase  equity  and  debt
securities  issued or guaranteed by foreign  companies or foreign  governments or their  agencies.  "Foreign  securities"  include equity and debt securities of  companies  organized  under the laws of  countries  other  than the United
States  and debt  securities  of  foreign  governments.  They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|_|   Risks of  Foreign  Investing.  Investments  in  foreign  securities  may
            offer  special   opportunities  for  investing  but  also  present
            special   additional  risks  and   considerations   not  typically
            associated with investments in domestic securities.  Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |_|   Risks of  Conversion  to  Euro.  On  January  1,  1999,  eleven countries in the European Union adopted the euro as their  official  currency.
However,  their current currencies (for example,  the franc, the mark, and the lira) will also continue in use until January 1, 2002.  After that date, it is expected  that  only  the  euro  will be used in  those  countries.  A  common
currency  is  expected  to  confer  some   benefits  in  those   markets,   by
consolidating  the  government  debt market for those  countries  and reducing some  currency  risks and costs.  But the  conversion to the new currency will affect the Fund  operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
o     issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values.
o     vendors the Fund depends on to carry out its business, such as its custodian bank (which holds the foreign securities the Fund buys), the
      Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
o     exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager has upgraded  (at its expense) its computer and  bookkeeping systems to deal with the  conversion.  The Fund's  custodian  bank has advised the Manager of its plans to deal with the  conversion,  including  how it will
update  its  record  keeping   systems  and  handle  the   redenomination   of
outstanding  foreign debt. The Fund's portfolio managers will also monitor the effects  of the  conversion  on the  issuers  in which the Fund  invests.  The possible  effect  of  these  factors  on  the  Fund's  investments  cannot  be determined  with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

      |X|   Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal year.
For  example,  if a fund  sold all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%. The Fund's  portfolio  turnover rate  will  fluctuate  from  year to year,  and the Fund can have a  portfolio turnover rate of 100% or more.  Increased  portfolio  turnover  creates higher brokerage  and  transaction  costs for the Fund,  which may reduce its overall performance.  Additionally,  the  realization  of capital  gains from  selling portfolio  securities may result in distributions of taxable long-term capital gains to  shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year,  to avoid excise taxes under the Internal
Revenue Code.  The  Financial  Highlights  table at the end of the  Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  can  from  time to time  use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times and at times may not use them.

      |X|   Investing in Small,  Unseasoned Companies.  The Fund can invest in securities  of small,  unseasoned  companies.  These are  companies  that have been in operation for less than three years,  including the  operations of any predecessors.  Securities  of these  companies may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may adversely affect  the  Fund's  ability  to  dispose of them and can reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that

security.  In that case the Fund might  receive a lower price for its holdings than might  otherwise be  obtained.  The Fund  currently  intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      |X|   When-Issued  and  Delayed-Delivery   Transactions.  The  Fund  can
invest  in  securities  on a  "when-issued"  basis  and can  purchase  or sell securities on a  "delayed-delivery"  basis.  When-issued and  delayed-delivery are terms that refer to  securities  whose terms and  indenture  are available and for  which a market  exists,  but which are not  available  for  immediate delivery.

      When such  transactions  are  negotiated,  the price (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date (generally within  45 days of the  date  the  offer  is  accepted).  The  securities  are subject to change in value from market  fluctuations  during the period  until settlement.  The value at delivery  may be less than the purchase  price.  For example,  changes in interest rates in a direction other than that expected by the Manager  before  settlement  will affect the value of such  securities and may  cause  a loss  to the  Fund.  During  the  period  between  purchase  and settlement,  no  payment  is made by the Fund to the  issuer  and no  interest accrues to the Fund from the investment.

      The Fund will  engage in  when-issued  transactions  to secure  what the
Manager  considers  to be an  advantageous  price  and  yield  at the  time of entering  into the  obligation.  When the Fund  enters into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and policies or for  delivery  pursuant to options contracts  it has  entered  into,  and  not  for  the  purpose  of  investment leverage.  Although the Fund will enter into  delayed-delivery  or when-issued purchase  transactions to acquire  securities,  it can dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.
      At the  time  the  Fund  makes  the  commitment  to  purchase  or sell a
security  on  a  when-issued  or   delayed-delivery   basis,  it  records  the
transaction  on its books and reflects the value of the security  purchased in determining  the Fund's net asset  value.  In a sale  transaction,  it records the  proceeds  to be  received.  The Fund will  identify  on its books  liquid securities  of any type at least  equal  in value to the  value of the  Fund's purchase commitments until the Fund pays for the investment.

      When issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward commitment  basis to  attempt to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities  and purchase the same or similar  securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|   Repurchase  Agreements.  The Fund can acquire  securities  subject to  repurchase  agreements.  It may  do so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities transactions.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Fund's Managers from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      |X|   Illiquid  and  Restricted  Securities.  To enable the Fund to sell its holdings of a restricted  security not registered under the Securities Act of 1933,  the Fund may have to cause those  securities to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must arrange  registration  because  the  Fund  wishes  to  sell  the  security,  a considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it.  The Fund  would  bear the risks of any  downward  price  fluctuation during that period.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading activity for such securities and the

availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      |X|   Loans of  Portfolio  Securities.  The Fund can lend its  portfolio securities  to certain  types of eligible  borrowers  approved by the Board of
Directors.  It may do so to  try  to  provide  income  or to  raise  cash  for liquidity purposes.  These loans are limited to not more than 25% of the value of  the  Fund's  total  assets.  There  are  some  risks  in  connection  with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned  securities.
The Fund  presently  does not intend to engage in loans of  securities  in the coming year.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the  demand  meets  the  terms  of the  letter.  The  terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of  interest  may be shared  with the  borrower.  The
Fund can also pay reasonable finder's,  custodian bank and administrative fees in  connection  with  these  loans.  The terms of the  Fund's  loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X| Borrowing  for Leverage.  The Fund can borrow money from banks on an unsecured  basis and invest the  borrowed  funds to  increase  its  securities holdings. The Fund will pay interest on those borrowings,  so that it may have less net investment income during periods of substantial borrowings.  The Fund may borrow only if it  maintains a 300% ratio of assets to  borrowings  at all times, and that is a fundamental policy.

      |X|   Derivatives.  The Fund  can  invest  in a  variety  of  derivative
investments  to  seek  income  or  for  hedging   purposes.   Some  derivative
investments  the Fund can use are the hedging  instruments  described below in this Statement of Additional Information.

      Other   derivative   investments   the  Fund  can   invest  in   include
"index-linked"  notes.  Principal  and/or  interest  payments  on these  notes depend on the performance of an underlying index.  Currency-indexed securities are another  derivative  the Fund can use.  Typically  these are short-term or intermediate-term  debt  securities.  Their  value at maturity or the rates at which  they pay  income  are  determined  by the  change  in value of the U.S.
dollar  against one or more  foreign  currencies  or an index.  In some cases, these  securities  may pay an amount at  maturity  based on a multiple  of the amount  of the  relative  currency  movements.  This  type of  index  security offers the  potential  for  increased  income or  principal  payments but at a greater  risk of loss than a typical  debt  security of the same  maturity and credit quality.

      Other derivative  investments the Fund can use include debt exchangeable for  common  stock of an  issuer  or  "equity-linked  debt  securities"  of an issuer.  At maturity,  the debt  security is exchanged for common stock of the issuer  or it is  payable  in an  amount  based on the  price of the  issuer's common stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the principal  amount of the debt  because the price of the  issuer's  common stock might not be as high as the Manager expected.

      |X|   Hedging.  The Fund can use  hedging to attempt to protect  against declines in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the  value of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons.  To do so, the Fund could:
      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o  write covered calls on securities or futures.  Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case,  the Fund would  normally seek to purchase the  securities and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular  hedging  instruments  the Fund can use are  described  below.  The
Fund  can  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible  under  applicable   regulations
governing the Fund.

         |_|      Futures.  The Fund can buy and sell futures  contracts  that relate to (1)  broadly-based  stock indices  ("stock index  futures") (2) debt securities  (these are  referred to as  "interest  rate  futures"),  (3) other
broadly-based   securities  indices  (these  are  referred  to  as  "financial
futures"),   (4)  foreign  currencies  (these  are  referred  to  as  "forward
contracts"),   or  (5)  commodities  (these  are  referred  to  as  "commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  They may in some  cases be based on  stocks of  issuers  in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index
cannot  be  purchased  or  sold  directly.   Financial   futures  are  similar
contracts  based on the future value of the basket of securities that comprise the index. These contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the position.

      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund can purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund can elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions,  except forward  contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_|   Put and Call  Options.  The Fund can buy and sell certain kinds of put options
("puts")   and   call   options   ("calls").   The   Fund  can  buy  and  sell
exchange-traded  and  over-the-counter  put and call options,  including index options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

o     Writing  Covered  Call  Options.  The Fund can  write  (that  is,  sell)
               covered
calls.  If the Fund sells a call  option,  it must be covered.  That means the
Fund must own the security  subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying  liquid assets on the Fund's  books to enable the Fund to satisfy its  obligations  if the call is  exercised.  Up to 25% of the Fund's  total  assets can be subject to calls the Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will  lapse  without  being  exercised.  In that case the Fund  would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded on  exchanges  or as to other  acceptable escrow  securities.  In  that  way,  no  margin  will  be  required  for  such transactions.  OCC  will  release  the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The formula price will  generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security
(that is, the option is "in the  money").  When the Fund writes an OTC option, it will  treat  as  illiquid  (for  purposes  of its  restriction  on  holding illiquid  securities)  the  mark-to-market  value of any OTC  option it holds, unless  the  option  is  subject  to a  buy-back  agreement  by the  executing broker.  To terminate its  obligation  on a call it has written,  the Fund can purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund can also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  identifying an equivalent  dollar amount of liquid assets on the Fund's books.  The Fund will identify  additional liquid assets on its books if the value of the segregated assets  drops below 100% of the current  value of the future.  Because of this segregation  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice  as to that  future  require  the Fund to  deliver  a futures contract.  It would simply put the Fund in a short futures position,  which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund can sell put options. A put option on securities  gives  the  purchaser  the  right  to  sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than 25%
of the Fund's total assets  would be required to be  segregated  to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security  and pay the  exercise  price.  The Fund has no control  over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put.  That  obligation  terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives an exercise  notice,  the
Fund effects a closing  purchase  transaction  by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund can decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing  Calls  and  Puts.  The Fund can  purchase  calls to  protect against
the  possibility  that  the  Fund's  portfolio  will  not  participate  in  an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment  from a seller of a  corresponding call on the  same  investment  during  the  call  period  at a fixed  exercise price.  The Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will have paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period against a decline in the value of the underlying  investment below the exercise price by selling  the  underlying  investment  at the  exercise  price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the  underlying investment.  However, the Fund can sell the put prior to its expiration.  That sale may or may not be at a profit.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund can buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

      |_|   Buying and  Selling  Options on Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its  custodian  bank) upon  conversion  or  exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by maintaining cash, U.S.  government  securities or other liquid,  high grade debt  securities in an amount equal to the exercise price of the option,  in a segregated account with the Fund's custodian bank.

         |_|      Risks  of  Hedging  with  Options  and  Futures.  The use of hedging  instruments  requires  special  skills and  knowledge  of  investment techniques  that are  different  than what is  required  for normal  portfolio management.  If the  Manager  uses a hedging  instrument  at the wrong time or judges  market  conditions  incorrectly,  hedging  strategies  may  reduce the
Fund's  return.  The Fund  could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid  secondary  market  will exist for any  particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might  decline.  If the Fund then  concludes  not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

         |_|      Forward  Contracts.  Forward  contracts are foreign currency exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency  to the  amount  of its  assets  denominated  in that  currency  or a closely-correlated  currency.  The Fund can also use "cross-hedging" where the
Fund hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund might  enter into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar may suffer a substantial  decline against a foreign  currency,  it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.
dollar amount if the Fund  believes that the U.S.  dollar value of the foreign currency to be sold pursuant to its forward  contract will fall whenever there is a decline  in the U.S.  dollar  value of the  currency  in which  portfolio securities  of the  Fund  are  denominated.  That is  referred  to as a "cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying to its custodian  bank assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.  However,  to avoid excess  transactions and transaction costs, the Fund can maintain a net exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities or other assets  denominated in foreign  currencies  if the excess  amount is "covered"  by liquid  securities denominated in any currency.  The cover must be at least equal at all times to the amount of that excess.  As one  alternative,  the Fund can purchase a call option  permitting  the Fund to purchase the amount of foreign  currency being hedged by a  forward  sale  contract  at a price no  higher  than the  forward contract  price.  As another  alternative,  the Fund can purchase a put option permitting  the Fund to sell the  amount  of  foreign  currency  subject  to a forward  purchase  contract  at a price as high or  higher  than  the  forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering into such an offsetting  forward contract under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are  involved.  Because  these  contracts  are not traded on an exchange,  the
Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund can convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the difference between

the  prices at which  they buy and sell  various  currencies.  Thus,  a dealer might  offer  to  sell a  foreign  currency  to the  Fund at one  rate,  while offering  a  lesser  rate of  exchange  if the Fund  desires  to  resell  that currency to the dealer.

         |_|      Interest  Rate Swap  Transactions.  The Fund can enter  into interest rate swap agreements.  In an interest rate swap, the Fund and another party exchange  their right to receive or their  obligation to pay interest on a security.  For example,  they might swap the right to receive  floating rate payments  for fixed  rate  payments.  The Fund can enter  into  swaps  only on securities  that it owns.  The Fund will not enter into swaps with  respect to more  than 25% of its  total  assets.  Also,  the Fund  will  identify  liquid assets on its books (such as cash or U.S. government  securities) to cover any amounts it could owe under  swaps that  exceed the  amounts it is  entitled to receive, and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from the  possibility  that the counterparty  will  default.  If the  counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  interest payments that the Fund has not yet  received.  The  Manager  will  monitor  the  creditworthiness  of counterparties  to the Fund's  interest rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with certain  counterparties pursuant to master netting  agreements.  A master netting  agreement  provides that all swaps done between the Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in respect of one or more swap  transactions,  the amount  payable  on that date in that  currency  shall be the net  amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is calculated by reference to the average cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap. The gains and losses on all swaps are then netted,  and the result is the counterparty's gain or loss on  termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_|      Regulatory  Aspects  of  Hedging  Instruments.   When  using
futures  and  options on  futures,  the Fund is  required  to  operate  within certain  guidelines  and  restrictions  with  respect to the use of futures as established by the  Commodities  Futures Trading  Commission (the "CFTC").  In
particular,  the  Fund  is  exempted  from  registration  with  the  CFTC as a
"commodity  pool operator" if the Fund complies with the  requirements of Rule
4.5  adopted  by the  CFTC.  The Rule does not  limit  the  percentage  of the
Fund's  assets  that  may be used  for  futures  margin  and  related  options premiums for a bona fide hedging position.  However,  under the Rule, the Fund must limit its aggregate  initial futures margin and related options  premiums to not more than 5% of the Fund's net assets for hedging  strategies  that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund must also use short  futures and  options on futures  solely for bona fide  hedging  purposes  within  the  meaning  and  intent  of the  applicable provisions of the Commodity Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund can write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount  equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

         |_|      Tax Aspects of Certain Hedging Instruments.  Certain foreign currency  exchange  contracts  in which the Fund can  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term  and  40%  short-term  capital  gains  or  losses  under  the  Code.
However,  foreign currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary income or loss.
In  addition,  Section  1256  contracts  held  by the  Fund at the end of each taxable  year are  "marked-to-market,"  and  unrealized  gains or  losses  are
treated  as  though  they  were   realized.   These   contracts  also  may  be
marked-to-market  for purposes of  determining  the excise tax  applicable  to
investment   company   distributions   and  for  other  purposes  under  rules
prescribed  pursuant to the Internal  Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss is  generally  allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      |X|   Temporary  Defensive  Investments.  The Fund's temporary defensive investments  can  include (i)  obligations  issued or  guaranteed  by the U.S.
government, its agencies or instrumentalities;  (ii) commercial paper rated in
the  highest   category  by  an   established   rating   organization;   (iii)
certificates of deposit or bankers'  acceptances of domestic banks with assets of $1 billion or more;  (iv) any of the  foregoing  securities  that mature in
one  year  or  less  (generally  known  as  "cash  equivalents");   (v)  other
short-term corporate debt obligations; and (vi) repurchase agreements.

                           Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Directors can change  non-fundamental  policies without shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does  the  Fund  Have   Additional   Fundamental   Policies?   The
following investment restrictions are fundamental policies of the Fund.

      o  The Fund  cannot  buy  securities  issued  or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that  issuer  or if it would  then own more than 10% of that  issuer's  voting securities.  This  limitation  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued by the U.S.  government  or any of its agencies or instrumentalities.

      o  The Fund cannot lend money except in connection  with the acquisition of debt  securities  which the Fund's  investment  policies  and  restrictions permit it to purchase.  The Fund can also make loans of portfolio  securities, subject to the restrictions stated under "Loans of Portfolio Securities."

      o  The Fund cannot concentrate investments.  That means it cannot invest
25% or  more  of its  total  assets  in any  industry.  However,  there  is no limitation on investments in U.S. government securities.

      o  The  Fund  cannot  invest  in real  estate  or in  interests  in real estate.  However,  the Fund can purchase  securities  of issuers  holding real estate or  interests  in real  estate  (including  securities  of real  estate investment trusts).

      o  The  Fund  cannot  underwrite   securities  of  other  companies.   A
permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities  Act of  1933  when  reselling  any  securities  held  in  its  own portfolio.

      o  The  Fund  cannot  issue  "senior  securities,"  but  this  does  not prohibit  certain  investment  activities  for  which  assets  of the Fund are designated as segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities include borrowing money, reverse repurchase  agreements,  delayed-delivery and when-issued arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

The Fund cannot  borrow  money in excess
of  331/3%  of the  value  of its  total
assets     (including     the     amount
borrowed).  The  Fund  may  borrow  only
from banks and/or affiliated  investment
companies.    With   respect   to   this
fundamental policy, the Fund can bo
         orrow  only if it  maintains  a
         300%   ratio   of   assets   to
         borrowings  at all times in the
         manner   set   forth   in   the
         Investment Company Act of 1940.

o     The Fund cannot make loans  except
      (a)     through     lending     of
      securities,    (b)   through   the
      purchase  of debt  instruments  or
      similar        evidences        of
      indebtedness,   (c)   through   an
      interfund   lending  program  with
      other affiliated funds1,  and  (d)
      through repurchase agreements.

o     The  Fund  cannot  buy  securities
      issued  or  guaranteed  by any one
      issuer  if  more  than  5% of  its
      total  assets would be invested in
      securities  of that  issuer  or it
      would  then own  more  than 10% of
      that issuer's  voting  securities.
      This  limit  applies to 75% of the
      Fund's  total  assets.  The  limit
      does  not   apply  to   securities
      issued by the U.S.  Government  or
      any    of    its    agencies    or
      instrumentalities,  or  securities
      of other investment companies.

      Unless  the   Prospectus  or  this
Statement  of   Additional   Information
states  that  a  percentage  restriction
applies on an ongoing basis,  it applies
only  at the  time  the  Fund  makes  an
investment.   The  Fund  need  not  sell
securities   to  meet   the   percentage
limits  if the  value of the  investment
increases in  proportion  to the size of
the Fund.

      For purposes of the Fund's  policy
not to  concentrate  its  investments as
described  above,  the Fund has  adopted
the industry  classifications  set forth
in  Appendix  B  to  this  Statement  of
Additional  Information.  This  is not a
fundamental policy.

---------------------------------------------------------------------------------

        How the Fund is Managed

Organization  and  History.  The Fund i  Oppenheimer Select Managers
a "series"  of  Oppenheimer  Main Stree
Funds,   Inc.  That  corporation  is  a
open-end,  management investment compans
organized as a Maryland  corporation  it
1987.  The Fund is a diversified  mutuan
fund   and   commenced   operations   oy
February 3, 1988.                      n
                                       l
      The Fund's parent  corporation  in
governed by a Board of Directors,  whic
is   responsible   for   protecting  th
interests    of    shareholders    undes
Maryland   law.   The   Directors   meeh
periodically   throughout  the  year  te
oversee  the Fund's  activities,  revier
its performance,  and review the actiont
of the Manager.                        o
                                       w
         |_|      Classes   of   Sharess
The Board of  Directors  has the  power
without shareholder  approval, to divid
unissued  shares of the Fund into two o.
more  classes.  The  Board  has done so,
and the Fund  currently has five classee
of  shares:  Class A,  Class B, Class Cr
Class  N  and   Class  Y.  All   classe,
invest    in   the    same    investmens
portfolio.  Each class of shares:      ,
o     has   its   own    dividends   ans
      distributions,                   t
o     pays  certain  expenses  which ma
      be  different  for  the  differend
      classes,
o     may  have a  different  net  assey
      value,                           t
      may have  separate  voting  right
      on matters in which  interests  ot
      one class are
            different  from interests os
            another class, and         f
o     votes as a class on  matters  tha
      affect that class alone.         f

      Shares  are  freely  transferablet
and  each  share of each  class  has on
vote  at  shareholder   meetings,   wit
fractional shares voting  proportionall,
on  matters  submitted  to the  vote  oe
shareholders.  Each  share  of the  Funh
represents   an  interest  in  the  Funy
proportionately  equal  to the  interesf
of each other share of the same class. d
                                       d
      The  Directors  are  authorized tt
create  new   series   and   classes  o
shares.  The  Directors  may  reclassif
unissued  shares  of the  Fund's  pareno
corporation  or its  series  or  classef
into  additional  series or  classes  oy
shares.  The  Directors  also may dividt
or combine  the shares of a class into s
greater  or  lesser   number  of  sharef
without   changing   the   proportionate
beneficial  interest of a shareholder ia
the    Fund.    Shares   do   not   havs
cumulative  voting  rights or preemptive
or  subscription  rights.  Shares may bn
voted   in   person   or  by   proxy  ae
shareholder meetings.                  e
                                       e
         |_|      Meetings            ot
Shareholders.  Although  the Fund is no
required by Maryland  law to hold annua
meetings,   it  may   hold   shareholdef
meetings  from time to time on important
matters.  The shareholders of the Fund'l
parent  corporation  have  the  right tr
call a meeting to remove a  Director  ot
to take certain  other action  describes
in  the  Articles  of  Incorporation  oo
under Maryland law.                    r
                                       d
      The Fund will hold  meetings  wher
required  to  do so  by  the  Investmen
Company  Act or  other  applicable  law
The Fund will  hold a  meeting  when thn
Directors  call a meeting or upon propet
request of  shareholders.  If the Fund'.
parent  corporation  receives  a writtee
request  of  the  record  holders  of ar
least  25%  of  the  outstanding  shares
eligible  to be  voted at a  meeting  tn
call a meeting for a  specified  purpost
(which  might  include  the removal of s
Director),  the  Directors  will  call o
meeting   of   shareholders   for   thae
specified  purpose.  The  Fund's  parena
corporation  has undertaken that it wila
then either give the  applicants  accest
to the Fund's  shareholder  list or mait
the  applicants'  communication  to  all
other  shareholders  at the  applicantss
expense.                               l
                                       l
      Shareholders   of  the  Fund  vot'
together  in the  aggregate  on  certai
matters   at   shareholders'   meetings
Those  matters  include the  election oe
Directors    and     ratification     on
appointment    of    the     independen.
auditors.  Shareholders  of a particulaf
class vote  separately on proposals thaf
affect  that  class.  Shareholders  of t
class   that  is  not   affected   by  r
proposal  are  not  entitled  to vote ot
the   proposal.    For   example,   onla
shareholders of a particular  class of a
series  vote on  certain  amendments  tn
the  Distribution  and/or  Service Plany
if  the  amendments   affect  only  thaa
class.                                 o
                                       s
Directors  and  Officers  of  the  Fundt
The   Directors  of  the  Fund's  paren
corporation  and the Fund's officers an
their    principal    occupations    an.
business  affiliations  during  the past
five years are listed  below.  Directord
denoted  with an asterisk  (*) below ard
deemed  to be  "interested  persons"  ot
the Fund  under the  Investment  Compans
Act.  All  of  the  Directors  are  alse
trustees,  directors or managing generaf
partners of the  following  Denver-basey
Oppenheimer funds.1                    o
                                       l
Oppenheimer Cash Reserves              d
---------------------------------------------------------------------------------
Oppenheimer Champion Income Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund   Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds           Panorama Series Fund, Inc.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.   Centennial California Tax Exempt Trust
Oppenheimer  Main Street  Opportunity
Fund                                  Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

Messrs. Swain, Bishop, Wixted, Donohue, Farrar and Zack, who are officers of the
Fund, respectively hold the same offices with the other Denver-based
Oppenheimer funds.  As of December 15, 2000, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the
Fund.  The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below.
Mr. Donohue is the trustee of that plan.

James C. Swain*, Chairman, Chief Executive Officer and Director, Age: 67.
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988);  formerly President and a
director  of  Centennial   Asset   Management   Corporation,   a  wholly-owned
subsidiary of the Manager and Chairman of the Board of  Shareholder  Services,
Inc., a transfer agent subsidiary of the Manager.

Bridget A. Macaskill*, President and Director, Age: 52.
Two World Trade Center, New York, New York 10048-0203

Director/trustee of 26 investment companies in the  OppenheimerFunds  complex.
Formerly  Ms.  Macaskill  held  the  following  positions:   Chairman  (August
2000-June  2001),  Chief Executive  Officer  (September  1995-June 2001) and a
director  (December  1994-June  2001)  of the  Manager;  President  (September
1995-June  2001)  and a  director  (October  1990-June  2001)  of  Oppenheimer
Acquisition  Corp.,  the Manager's parent holding  company;  President,  Chief
Executive  Officer  and a  director  (March  2000-June  2001)  of OFI  Private
Investments,  Inc., an investment adviser subsidiary of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (August  1994-June  2001) and
Shareholder  Financial  Services,  Inc. (September  1995-June 2001),  transfer agent subsidiaries of the Manager;  President (September 1995-June 2001) and a
director (November 1989-June 2001) of Oppenheimer Partnership Holdings,  Inc.,
a  holding  company  subsidiary  of  the  Manager;  President  and a  director
(October 1997-June 2001) of  OppenheimerFunds  International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer  Millennium Funds
plc; a director of HarbourView  Asset Management  Corporation  (July 1991-June
2001) and of Oppenheimer  Real Asset  Management,  Inc. (July 1996-June 2001),
investment  adviser  subsidiaries of the Manager;  a director (April 2000-June
2001)  of   OppenheimerFunds   Legacy  Program,  a  charitable  trust  program
established  by the  Manager;  President  of the  Manager  (June 1991 - August
2000);  and a director  (until March 2001) of  Prudential  Corporation  plc (a
U.K. financial service company).

William L. Armstrong, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following  private  mortgage banking  companies:  Cherry Creek
Mortgage  Company  (since 1991),  Centennial  State  Mortgage  Company  (since
1994),  The  El  Paso  Mortgage  Company  (since  1993),  Transland  Financial
Services,  Inc.  (since 1997);  Chairman of the following  private  companies:
Great Frontier Insurance  (insurance agency) (since 1995) and Ambassador Media
Corporation (since 1984); Director of the following public companies:  Storage
Technology  Corporation (computer equipment company) (since 1991), Helmerich &
Payne,   Inc.  (oil  and  gas   drilling/production   company)  (since  1992),
UNUMProvident   (insurance   company)  (since  1991);   formerly  Director  of
International  Family  Entertainment  (television  channel)  (1992 - 1997) and
Natec Resources,  Inc. (air pollution  control equipment and services company)
(1991-1995),  Frontier Real Estate,  Inc.  (residential real estate brokerage)
(1994-1999),  and Frontier Title (title insurance  agency)  (1995-June  1999);
formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Director, Age: 69.
6803 South Tucson Way, Englewood, Colorado 80112
Director and  President of A.G.  Edwards  Capital,  Inc.  (General  Partner of
private equity funds),  formerly,  until March 2000,  Chairman,  President and
Chief Executive Officer of A.G. Edwards Capital,  Inc.; formerly,  until March
1999,  Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice Chairman of
A.G.  Edwards & Sons,  Inc. (its brokerage  company  subsidiary);  until March
1999,  Chairman of A.G.  Edwards  Trust  Company and A.G.E.  Asset  Management
(investment advisor);  until March 2000, a Director of A.G. Edwards & Sons and
A.G. Edwards Trust Company.

George C. Bowen, Director, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly  (until April 1999) Mr. Bowen held the  following  positions:  Senior
Vice President  (since September 1987) and Treasurer (since March 1985) of the
Manager;  Vice President (since June 1983) and Treasurer (since March 1985) of
OppenheimerFunds,  Distributor,  Inc.,  a  subsidiary  of the  Manager and the
Fund's  Distributor;  Senior Vice President  (since February 1992),  Treasurer
(since July 1991) Assistant  Secretary and a director (since December 1991) of
Centennial Asset Management  Corporation;  Vice President (since October 1989)
and Treasurer (since April 1986) of HarbourView Asset Management  Corporation;
President,  Treasurer and a director of Centennial Capital  Corporation (since
June 1989);  Vice  President and  Treasurer  (since August 1978) and Secretary
(since April 1981) of Shareholder  Services,  Inc.; Vice President,  Treasurer
and Secretary of Shareholder  Financial Services,  Inc. (since November 1989);
Assistant  Treasurer  of  Oppenheimer  Acquisition  Corp.  (since March 1998);
Treasurer of Oppenheimer  Partnership  Holdings,  Inc.  (since November 1989);
Vice  President  and  Treasurer of  Oppenheimer  Real Asset  Management,  Inc.
(since  July 1996);  Treasurer  of  OppenheimerFunds  International  Ltd.  and
Oppenheimer Millennium Funds plc (since October 1997).

Edward L. Cameron, Director, Age: 62.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (from  1974-1999)  a  partner  with  PricewaterhouseCoopers  LLC (an
accounting  firm)  and  Chairman,   Price  Waterhouse  LLP  Global  Investment
Management Industry Services Group (from 1994-1998).

Jon S. Fossel, Director, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October  1996)  Chairman  and a  director  of  the  Manager;
President  and  a  director  of  Oppenheimer  Acquisition  Corp.,  Shareholder
Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Director, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly  (until  October  1994)  Chairman  and  Chief  Executive  Officer  of
OppenheimerFunds  Services,  Chairman,  Chief Executive Officer and a director of Shareholder Services,  Inc., Chairman, Chief Executive Officer and director of  Shareholder  Financial  Services,  Inc.,  Vice  President  and director of
Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

C. Howard Kast, Director, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Director, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until 1999)  Chairman of SIS & Family Bank,  F.S.B.  (formerly  SIS
Bank); President,  Chief Executive Officer and Director of SIS Bankcorp., Inc.
and SIS Bank  (formerly  Springfield  Institution  for  Savings)  (1993-1999);
Executive Vice President  (until 1999) of Peoples  Heritage  Financial  Group,
Inc.;  Chairman and Chief Executive  Office of Bank of Ireland First Holdings,
Inc.  and First New  Hampshire  Banks  (1990-1993);  Trustee  (since  1996) of
MassMutual  Institutional  Funds and of MML Series  Investment  Fund (open-end investment companies).

Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive Vice
President  (since  September  1993) and a  director  (since  January  1992) of
OppenheimerFunds Distributor,  Inc.; Executive Vice President, General Counsel
and  a  director  (since  September  1995)  of  HarbourView  Asset  Management
Corporation,  Shareholder Services, Inc., Shareholder Financial Services, Inc.
and Oppenheimer Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since March 2000),  and of PIMCO Trust  Company  (since May 2000);  President and a director of Centennial  Asset Management  Corporation;  (since September
1995) and of Oppenheimer Real Asset  Management,  Inc. (since July 1996); Vice
President  and  a  director  (since   September   1997)  of   OppenheimerFunds
International  Ltd. and  Oppenheimer  Millennium  Funds plc; a director (since
April 2000) of  OppenheimerFunds  Legacy  Program;  General Counsel (since May
1996) and Secretary  (since April 1997) of Oppenheimer  Acquisition  Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999) of the  Manager;
Treasurer  (since March 1999) of  HarbourView  Asset  Management  Corporation,
Shareholder  Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,
Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc.,   of  OFI  Private   Investments,   Inc.   (since  March  2000)  and  of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of
PIMCO Trust  Company;  Assistant  Treasurer  (since March 1999) of Oppenheimer
Acquisition Corp. and of Centennial Asset Management  Corporation;  an officer of other Oppenheimer  funds;  formerly  Principal and Chief Operating Officer,
Bankers  Trust  Company - Mutual Fund  Services  Division  (March 1995 - March
1999);  Vice  President  and  Chief  Financial  Officer  of  CS  First  Boston
Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager;  Assistant Secretary of Shareholder  Services,  Inc.
(since May 1985),  Shareholder Financial Services, Inc. (since November 1989);
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996)  and a  Fund
Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996),  and a Fund
Controller of the Manager.

      |X|   Remuneration  of  Directors.  The  officers  of the  Fund  and Mr.
Swain are  affiliated  with the  Manager and receive no salary or fee from the
Fund. Ms.  Macaskill who was affiliated  with the Manager until June 2001 also received no salary or fee from the Fund.  The remaining  Directors of the Fund received the  compensation  shown below.  The  compensation  from the Fund was paid during its fiscal year ended August 31, 2000. The  compensation  from all of the Denver-based  Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director,  trustee, managing general partner or member of a committee of the Board during the calendar year 1999.

---------------------------------------------------------------------------

                                                      Total Compensation
                                    Aggregate       from all Denver-Based
                                  Compensation        Oppenheimer Funds
Director's Name and Position        from Fund       (38 Funds)2

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     $9,287                $67,998

Robert G. Avis
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     $5,802                $23,879

George Bowen
---------------------------------------------------------------------------
---------------------------------------------------------------------------

Jon. S. Fossel
Review Committee Member              $9,706                $66,586
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     $10,106               $73,998

Sam Freedman
Review Committee Member
---------------------------------------------------------------------------
---------------------------------------------------------------------------

Raymond J. Kalinowski3
Audit Committee Member               $9,803                $73,248

---------------------------------------------------------------------------
---------------------------------------------------------------------------

C. Howard Kast
Audit and Review
Committee Chairman                   $11,006               $78,873
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     $9,614                $69,248

Robert M. Kirchner
Audit Committee Member
---------------------------------------------------------------------------

 .

      |X|   Deferred  Compensation  Plan. The Board of Directors has adopted a
Deferred  Compensation Plan for  disinterested  directors that enables them to elect to  defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the  compensation  deferred by a Director  is  periodically  adjusted as though an  equivalent  amount had been  invested  in shares of one or more  Oppenheimer  funds  selected  by the
Director.  The amount paid to the Director  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of Director's  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  and net income per share.  The plan will not obligate  the  Fund to  retain  the  services  of any  Director  or to pay any particular  level  of  compensation  to any  Director.  Pursuant  to an  Order issued by the Securities and Exchange  Commission,  the Fund may invest in the funds  selected by the Director  under the plan without  shareholder  approval for the limited  purpose of determining  the value of the Director's  deferred fee account.

      |X|   Major  Shareholders.  As of December  15,  2000,  the only persons who owned of record or were known by the Fund to own  beneficially  5% or more of the Fund's outstanding Class A, Class B, Class C, or Class Y shares were:

    Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Dr. E Floor 3,
    Jacksonville, FL 32246, which owned 14,790,103.629 Class B shares (7.55%
    of the outstanding Class B shares) and 8,145,407.217 Class C shares
    (15.48% of the outstanding Class C shares) and advised the Fund that such ownership was for the sole benefit of its clients.

    Mass Mutual Life Insurance Co., 1295 State Street, Springfield, MA 01111,
    which owned 6,366,045.009 Class Y shares (representing 96.49% of the
    Fund's then outstanding Class Y shares) and advised the Fund that such ownership was for the sole benefit of its clients.

    Class N Shares were not offered as of December 15, 2000.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X|   Code of Ethics.  The Fund, the Manager and the Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet website at  http://www.sec.gov.  Copies may be obtained,  after
                           ------------------
paying a  duplicating  fee,  by  electronic  request at the  following  E-mail address:  publicinfo@sec.gov.,  or by  writing to the SEC's  Public  Reference
          -------------------
Section, Washington, D.C. 20549-0102.

      |X|   The   Investment   Advisory   Agreement.   The  Manager   provides
investment  advisory and  management  services to the Fund under an investment advisory  agreement  between  the Manager  and the Fund.  The Manager  selects securities for the Fund's portfolio and handles its day-to-day  business.  The portfolio  managers  of the  Fund  are  employed  by the  Manager  and are the persons who are principally  responsible for the day-to-day  management of the
Fund's portfolio.  Other members of the Manager's Equity Portfolio  Department provide the  portfolio  managers  with  counsel  and  support in managing  the
Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain Directors,  legal and audit expenses,  custodian bank and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

-------------------------------------------------------------------------------
Fiscal Year ended 8/31:      Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1998                                $48,131,633
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1999                                $65,199,139
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2000                                $83,004,765
-------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use the names  "Oppenheimer"  and
"Main Street" in connection with other  investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager  shall no longer act as  investment  advisor to the Fund,  the Manager may  withdraw the right of the Fund's  parent  corporation  to use the names  "Oppenheimer"  and
"Main Street" as part of its name and the name of the Fund.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained  by doing so.  In an option  transaction,  the Fund  ordinarily  uses the same broker for the purchase or sale of the option and any  transaction in the  securities  to which the  option  relates.  Other  funds  advised  by the
Manager have  investment  policies  similar to those of the Fund.  Those other funds may  purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase  the same  security on the same day from the same dealer,  the  transactions  under those combined orders are  averaged as to price and  allocated  in  accordance  with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be
obtained  by  using  the   services  of  a  broker.   Purchases  of  portfolio
securities  from  underwriters  include a commission or concession paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Directors permits the Manager to use concessions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

--------------------------------------------------------------------------------
 Fiscal Year Ended 8/31:      Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1998                                $15,543,845
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1999                                $25,953,522
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2000                                $26,028,4172
--------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.    In the fiscal year ended 8/31/00, the amount of transactions directed to brokers for research services was $6,758,316,341 and the amount of the concessions paid to broker-dealers for those services was $7,816,341.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement with the Fund's parent corporation,  the Distributor acts as the Fund's principal  underwriter in the continuous  public  offering of the different  classes of shares of the
Fund. The  Distributor  is not obligated to sell a specific  number of shares.
Expenses normally attributable to sales are borne by the Distributor.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below. Class N shares were not publicly offered during the Fund's fiscal year's depicted and therefore are not included in any of the charts located in this section of the Statement of
Additional Information.

-------------------------------------------------------------------------------
Fiscal    Aggregate    Class A       Concessions    Concessions  Concessions
          Front-End    Front-End     on Class A     on Class B   on Class C
          Sales        Sales         Shares         Shares       Shares
Year      Charges on   Charges       Advanced by    Advanced by  Advanced by
Ended     Class A      Retained by   Distributor1   Distributor1 Distributor1
8/31      Shares       Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1998    $28,733,281   $7,556,176      $971,654    $46,216,219   $2,725,789
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1999    $34,161,161   $9,358,713     $1,611,359   $59,655,100   $4,146,601
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2000    $27,942,876   $7,652,953     $2,076,756   $49,918,066   $4,083,097
-------------------------------------------------------------------------------
1.    The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
Fiscal     Class A Contingent    Class B Contingent    Class C Contingent
           Deferred Sales        Deferred Sales
Year       Charges Retained by   Charges Retained by   Deferred Sales Charges
Ended 8/31 Distributor           Distributor           Retained by Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2000          $171,277             $16,333,931             $414,152
-------------------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service
Plans," below.

Distribution  and  Service  Plans.  The Fund has  adopted a  Service  Plan for
Class A shares and  Distribution  and  Service  Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the Fund  reimburses the  Distributor  for all or a portion of its costs incurred in connection with the  distribution  and/or  servicing of the shares of the particular class.

      Each  plan  has  been  approved  by a vote of the  Board  of  Directors,
including a majority of the Independent Directors2,  cast  in   person   at  a
meeting  called for the purpose of voting on that plan. The  shareholder  vote for the  Distribution  and  Service  Plans  for  Class B,  Class C and Class N
shares was cast by the Manager as the sole initial  holder of Class B, Class C and Class N shares of the Fund.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates  and, in their sole  discretion,  from time to time,  may use their own  resources  (at no direct  cost to the Fund) to make  payments to brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the
Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the Fund's  Board of  Directors  and its
Independent  Directors  specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the Independent  Directors or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Directors and the  Independent  Directors  must approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert  into  Class A shares  after six  years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A Plan  that  would  materially  increase payments  under the Plan.  That approval  must be by a "majority"  (as defined in the Investment Company Act) of the shares of each class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the Board of  Directors  at least quarterly  for  its  review.  The  Reports  shall  detail  the  amount  of all payments  made under a plan and the purpose for which the payments  were made.
Those  reports  are  subject  to the review and  approval  of the  Independent
Directors

      Each  Plan  states  that  while  it  is in  effect,  the  selection  and nomination  of those  Directors of the Fund's parent  corporation  who are not
"interested  persons" of the  corporation  (or the Fund) is  committed  to the
discretion  of  the   Independent   Directors.   This  does  not  prevent  the
involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the
Independent Directors.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Directors.  The Board of Directors has set no minimum amount of assets to qualify for payments  under the plans.

         |_|      Class A Service Plan Fees.  Under the Class A service  plan, the  Distributor  currently  uses  the fees it  receives  from the Fund to pay brokers,  dealers and other  financial  institutions  (they are referred to as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A  shares.  The  Board  has set the rate at that  level.  While the plan permits  the Board to  authorize  payments  to the  Distributor  to  reimburse itself  for  services  under  the plan,  the  Board  has not yet done so.  The
Distributor makes payments to plan recipients  quarterly at an annual rate not to exceed 0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal  year ended  August 31, 2000  payments  under the Class A
Plan  totaled  $20,566,486,  all of  which  was  paid  by the  Distributor  to
recipients.   That   included   $1,142,760   paid  to  an   affiliate  of  the
Distributor's  parent  company.  Any  unreimbursed  expenses  the  Distributor incurs with  respect to Class A shares in any fiscal year cannot be  recovered in subsequent  years. The Distributor may not use payments  received under the
Class A Plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans allow the Distributor to be reimbursed for its services and costs in distributing Class B and Class C shares and servicing accounts. The
Class N plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. The Distributor retains the asset based sales charge on Class N shares.  If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

    The  asset-based  sales  charges  on Class B,  Class C and  Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
      N shares, and
   bears the costs of sales  literature,  advertising and prospectuses  (other than those  furnished  to  current  shareholders)  and state  "blue sky"
      registration fees and certain other distribution expenses.

    The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales  charges  collected  on  redeemed  shares  and from the Fund  under  the plans.  If either  the Class B, Class C or Class N plan is  terminated  by the
Fund,  the Board of Directors  may allow the Fund to continue  payments of the asset-based  sales charge to the  Distributor for  distributing  shares before the plan was terminated.

---------------------------------------------------------------------------------
     Distribution Fees Paid to the Distributor for the Year Ended 8/31/00*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan   $76,558,354    $62,624,462      $123,993,134          1.48%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan   $20,041,200     $5,748,527       $18,621,731          0.84%
---------------------------------------------------------------------------------
1.    Includes $473,408 paid to an affiliate of the Distributor's parent company.
2.    Includes $296,468 paid to an affiliate of the Distributor's parent company.
*  The Fund did not offer Class N Shares during its fiscal year ended August
31, 2000.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1.800.525.7048  or by visiting the  OppenheimerFunds  Internet web site at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In  general,  any  advertisement  by the Fund of its  performance data must include the average  annual total returns for the  advertised  class of shares of the Fund.  Those returns must be shown for the 1-, 5- and 10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:
      o  Total returns  measure the  performance of a hypothetical  account in the  Fund  over  various  periods  and do not  show  the  performance  of each shareholder's  account.  Your account's  performance  will vary from the model performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      o  An investment in the Fund is not insured by the FDIC or any other government agency.
      o  The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
      o  The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      o  When an investor's shares are redeemed, they may be worth more or less than their original cost.
      o  Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales  charge is  deducted  for  returns  for the 1-year  period.  For Class N shares,  the 1% contingent  deferred  sales charge is deducted for returns for the 1-year and life-of-class periods, as applicable.  There is no sales charge on Class Y shares.

Average Annual Total Return.  The "average  annual total return" of each class is an average  annual  compounded  rate of return for each year in a specified number of years.  It is the rate of return  based on the  change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending  Redeemable  Value
("ERV" in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

         |_|      Cumulative  Total  Return.  The  "cumulative  total  return"
calculation  measures  the  change in value of a  hypothetical  investment  of
$1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

         |_|      Total  Returns  at Net  Asset  Value.  From time to time the
Fund may also quote a  cumulative  or an average  annual  total return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share  at  the  beginning  and  the  end  of  the  period  for a  hypothetical
investment  in  that  class  of  shares  (without  considering   front-end  or
contingent   deferred  sales  charges)  and  takes  into   consideration   the
reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 8/31/00*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
          Returns (10
          years or Life of
Shares    Class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                     (or              (or
                                               life-of-class)    life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A   728.39%  778.92%  10.98%   17.74%   18.52%   19.94%   23.54%  24.28%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   185.06%2 186.06%2 11.84%   16.84%   18.83%   19.03%   19.39%2 19.46%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   197.56%3 197.56%3 15.87%   16.87%   19.04%   19.04%   17.53%3 17.53%3
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y   111.00%4 111.00%4 18.00%   18.00%   21.51%4  21.51%4  N/A     N/A
---------------------------------------------------------------------------------
1. Inception of Class A:      02/03/88
2. Inception of Class B:      10/03/94
3. Inception of Class C:      12/01/93
4. Inception of Class Y:      11/01/96
* Class N shares  were not  offered  for sale  during the Fund's  fiscal  year ending 8/31/00.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |_|   Lipper  Rankings.  From  time to time  the Fund  may  publish  the ranking  of the  performance  of its  classes  of shares by Lipper  Analytical
Services,   Inc.  Lipper  is  a  widely-recognized   independent  mutual  fund
monitoring  service.  Lipper monitors the performance of regulated  investment companies,  including  the  Fund,  and ranks  their  performance  for  various periods based on categories  based on investment  styles.  The  performance of the Fund is ranked by Lipper  against all other  large-cap  growth funds.  The
Lipper  performance  rankings  are based on total  returns  that  include  the reinvestment  of capital gain  distributions  and income  dividends but do not take  sales  charges  or  taxes  into  consideration.  Lipper  also  publishes
"peer-group"  indices of the  performance  of all  mutual  funds in a category that it monitors and averages of the  performance  of the funds in  particular categories.

      |_|   Morningstar  Rankings.  From time to time the Fund may publish the ranking  and/or  star  rating of the  performance  of its classes of shares by
Morningstar,   Inc.,   an   independent   mutual  fund   monitoring   service.
Morningstar  rates  and ranks  mutual  funds in broad  investment  categories:
domestic  stock  funds,  international  stock  funds,  taxable  bond funds and municipal bond funds. The Fund is included in the domestic stock category.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  Investment  return  measures a fund's (or class's)
one-,  three-,  five- and ten-year average annual total returns  (depending on the  inception  of the fund or class) in excess of 90-day U.S.  Treasury  bill returns  after  considering  the  fund's  sales  charges  and  expenses.  Risk measures a fund's (or class's)  performance  below 90-day U.S.  Treasury  bill returns.  Risk and  investment  return are  combined to produce  star  ratings reflecting  performance  relative  to the other fund in the  fund's  category.
Five stars is the  "highest"  rating  (top 10% of funds in a  category),  four stars is "above  average" (next 22.5%),  three stars is "average"  (next 35%), two stars is "below  average"  (next  22.5%) and one star is "lowest"  (bottom
10%).  The current  star ranking is the fund's (or  class's)  overall  rating, which is the  fund's  3-year  rating  or its  combined  3- and  5-year  rating
(weighted 60%/40%  respectively),  or its combined 3-, 5-, and 10-year ranking
(weighted 40%/30%/30%,  respectively),  depending on the inception date of the fund (or class).  Ratings are subject to change monthly.

      The Fund may also  compare  its total  return  ranking  to that of other funds in its  Morningstar  category,  in addition to its star  ratings.  Those total return rankings are percentages  from one percent to one hundred percent and are not risk  adjusted.  For example if a fund is in the 94th  percentile, that means that 94% of the funds in the same  category  performed  better than it did.

|_|   Performance   Rankings   and   Comparisons   by   Other   Entities   and
            Publications.
From  time to time  the Fund  may  include  in its  advertisements  and  sales literature  performance  information  about the Fund cited in  newspapers  and other  periodicals  such as The New  York  Times,  The  Wall  Street  Journal,
Barron's,  or similar  publications.  That information may include performance
quotations  from  other  sources,   including  Lipper  and  Morningstar.   The
performance

of the  Fund's  classes  of shares  may be  compared  in  publications  to the performance  of various  market  indices or other  investments,  and averages, performance  rankings or other benchmarks  prepared by recognized  mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,o
   comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
------------------------------------------------------------------------------

      How to Buy Shares

Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about the special sales charge  arrangements  offered by the Fund, and the circumstances in which  sales  charges  may be  reduced  or waived  for  certain  classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $25.  Shares will be  purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock  Exchange.  The Exchange  normally  closes at 4:00
P.M.,  but may close  earlier on certain  days.  If Federal Funds are received on a  business  day  after  the  close of the  Exchange,  the  shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The proceeds of ACH  transfers  are normally  received by the Fund 3 days after  the  transfers  are  initiated.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge rate may be  obtained  for Class A shares  under Right of  Accumulation and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized  by the  Distributor,  dealers  and brokers  making such sales.  No sales charge is imposed in certain  other  circumstances  described in  Appendix  C to  this  Statement  of  Additional  Information  because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

      |X|   The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer  Main Street Growth & Income
                                          Fund

Oppenheimer California Municipal Fund     Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Mid Cap Value Fund
Oppenheimer Champion Income Fund          Oppenheimer Multiple Strategies Fund
Oppenheimer Concentrated Growth Fund      Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund   OSM1 - Mercury Advisors S&P 500 Index

                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Developing Markets Fund       Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund          OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Europe Fund                   Inc.
Oppenheimer Florida Municipal Fund        Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund   OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund     Oppenheimer Trinity Growth Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund         Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
and the following money market funds:

                                                Centennial New York Tax Exempt
      Centennial America Fund, L. P.            Trust
      Centennial California Tax Exempt
      Trust                                     Centennial Tax Exempt Trust
      Centennial Government Trust               Oppenheimer Cash Reserves
                                                Oppenheimer Money Market Fund,
      Centennial Money Market Trust             Inc.
1 - "OSM" is Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds except the money market  funds.  Under certain
circumstances   described  in  this   Statement  of  Additional   Information,
redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced sales charge rate for the  Class  A  shares  purchased  during  that  period.  You  can  include purchases made up to 90 days before the date of the Letter.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the Application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  concessions  allowed or paid to the dealer  over the amount of  concessions  that  apply to the  actual  amount of purchases.  The excess  concessions  returned to the Distributor  will be used to  purchase  additional  shares for the  investor's  account at the net asset value per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period.  All of such purchases must be made through the Distributor.

         |_|      Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the  thirteen-month  Letter of Intent  period,  the escrowed shares will be promptly released to the investor.

      3. If, at the end of the  thirteen-month  Letter of  Intent  period  the total  purchases  pursuant to the Letter are less than the  intended  purchase amount specified in the Letter,  the investor must remit to the Distributor an amount  equal to the  difference  between the dollar  amount of sales  charges actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased had been made at a single time.  That sales charge adjustment  will apply to any shares  redeemed  prior to the completion of the
Letter.  If the  difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within  sixty  days of the  expiration  of the  Letter,  redeem  the number of escrowed shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such redemption will be released from escrow.  If a request  is  received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)

         Class A or Class B shares  acquired by exchange of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To  establish  an  Asset  Builder  Plan to buy  shares directly  from a bank  account,  you must enclose a check (the minimum is $25)
for the initial  purchase  with your  application.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject  to the  redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder
Plans are only  available if your bank is an ACH member.  Asset  Builder Plans may  not be used to buy  shares  for  OppenheimerFunds  employer  -  sponsored qualified  retirement  accounts.  Asset Builder Plans also enable shareholders of  Oppenheimer  Cash  Reserves  to use their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected in your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge rates,  as described in Appendix C to this Statement of Additional  Information.  Certain special  sales  charge  arrangements  described  in  that  Appendix  apply  to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill  Lynch Pierce  Fenner & Smith,  Inc. or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor  signed the Merrill Lynch record  keeping  service  agreement the Plan has less than $3 million in assets  (other  than  assets  invested in money market funds)  invested in applicable  investments,  then the retirement plan  may  purchase  only  Class  B  shares  of  the  Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have  their  Class B shares  converted  to Class A shares of the
Fund when the Plan's applicable investments reach $5 million.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be  incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an  interest in the same  portfolio of  investments  of the Fund.  However,  each class has different  shareholder  privileges and features.  The net income  attributable to Class B,  Class C or Class N shares and the  dividends  payable on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses  include the  asset-based  sales charges to which Class B, Class C and Class N are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares  normally are sold subject to an initial  sales  charge.  While Class
B, Class C and Class N shares  have no initial  sales  charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales charge on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

         |_|      Class  B  Conversion.   Under  current   interpretations  of
applicable  federal  income  tax  law by the  Internal  Revenue  Service,  the conversion  of Class B shares to Class A shares after six years is not treated
as  a  taxable  event  for  the   shareholder.   If  those  laws  or  the  IRS
interpretation of those laws should change,  the automatic  conversion feature may be  suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension remained in effect.
Although  Class B shares  could  then be  exchanged  for Class A shares on the basis of relative net asset value of the two classes,  without the  imposition of a sales charge or fee, such exchange  could  constitute a taxable event for the  shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

|_|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
               Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
               Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the
               Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |_|      Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian bank fees,  Directors' fees, transfer agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset value of shares,  and therefore are  indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,  fees to unaffiliated Directors,  custodian bank expenses, share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of The New York  Stock  Exchange  on each day that the  Exchange  is open.  The  calculation is done by dividing the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time, but may  close  earlier  on some  other  days  (for  example,  in case of  weather emergencies or on days falling before a holiday).  The Exchange's  most recent annual  announcement (which is subject to change) states that it will close on
New Year's Day,  Presidents'  Day,  Martin Luther King,  Jr. Day, Good Friday,
Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and
U.S.  holidays) or after 4:00 P.M. on a regular  business  day. The Fund's net asset  values will not be  calculated  on those days and the values of some of the Fund's portfolio  securities may change  significantly on these days, when shareholders  may not  purchase  or redeem  shares.  Additionally,  trading on
European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of  The New York Stock Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock Exchange, will not be  reflected  in the  Fund's  calculation  of its net asset  values  that day unless the  Manager  determines  that the event is likely to effect a material change in the value of the security.  The Manager may make that determination, under procedures established by the Board.

      |X|   Securities Valuation.  The Fund's Board of Directors has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      o  Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last  reported  sale price  preceding  the valuation date if it is within the spread of the closing
          "bid" and "asked"  prices on the  valuation  date or, if not, at the closing "bid" price on the valuation date.
      o  Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
            Board of Directors, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
      o  Long-term debt  securities  having a remaining  maturity in excess of
60 days are valued  based on the mean  between  the "bid" and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Directors  or  obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
      o  The  following  securities  are valued at the mean  between the "bid"
and "asked"  prices  determined  by a pricing  service  approved by the Fund's
Board of Directors or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
      o  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
      o  Securities    (including    restricted    securities)    not   having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Directors.  The pricing  service may use "matrix"  comparisons to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange  market  on  a
particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal  exchange on which they are traded or on NASDAQ,  as applicable,  as determined by a pricing  service  approved by the Board of Directors or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing  "bid" and "asked"  prices on the  principal  exchange or on NASDAQ on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on NASDAQ on the  valuation  date.  If the put, call or future is not traded on an  exchange  or on NASDAQ,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus.
The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      o  Class A shares purchased subject to an initial sales charge or Class
         A shares on which a contingent deferred sales charge was paid, or
      o  Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of
the  reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds of Fund  shares on which a sales  charge was paid are  reinvested  in shares  of the Fund or  another  of the  Oppenheimer  funds  within 90 days of payment  of the sales  charge,  the  shareholder's  basis in the shares of the
Fund that were  redeemed  may not include the amount of the sales charge paid.
That  would  reduce  the  loss  or  increase  the  gain  recognized  from  the redemption.  However,  in that  case the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for  redemption is ordinarily  made in cash.  However,  the Board of Directors of the Fund may determine  that it would be  detrimental to the best interests of the  remaining  shareholders  of the Fund to make  payment of a  redemption order  wholly  or  partly  in  cash.  In  that  case,  the  Fund  may  pay the redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary Redemptions.  The Fund's Board of Directors has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $500 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen  below the stated  minimum  solely as a result of market  fluctuations.
If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C or Class N  contingent  deferred  sales  charge  will be  followed  in determining the order in which shares are transferred.

Sending  Redemption  Proceeds by Wire. The wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for  business on a day when the Fund would  normally  authorize the wire to be made,  which is usually the
Fund's  next  regular   business  day  following  the  redemption.   In  those
circumstances,  the wire will not be transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans, 401(k) plans or
pension  or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus or on the back cover of this
Statement of Additional Information.  The request must

(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the
distribution  may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld from any  distribution  even if the shareholder  elects  not to have tax  withheld.  The Fund,  the  Manager,  the
Distributor,  and the  Transfer  Agent assume no  responsibility  to determine whether a  distribution  satisfies the  conditions of applicable  tax laws and will not be responsible  for any tax penalties  assessed in connection  with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of The New York Stock  Exchange  on a regular  business  day, it will be processed  at that  day's net asset  value if the  order was  received  by the dealer or
broker from its  customers  prior to the time the Exchange  closes.  Normally, the  Exchange  closes  at 4:00  P.M.,  but  may do so  earlier  on some  days.
Additionally,  the order must have been  transmitted  to and  received  by the
Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be  requested  by telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address  of record for the  account  and the  address  must not have been changed  within  the  prior  30  days.  Required  minimum  distributions  from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the Account  Application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the Account  Application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should not  establish  withdrawal plans,  because of the imposition of the  contingent  deferred sales charge on such withdrawals  (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.)
      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as stated
below.  These  provisions  may be amended from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments will  automatically  apply to existing Plans.

|X|   Automatic  Exchange  Plans.  Shareholders  can  authorize  the  Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $25.
Instructions  should  be  provided  on  the  OppenheimerFunds  application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital  gains  distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the extent  necessary  to make  withdrawal payments.  Depending upon the amount withdrawn,  the investor's  principal may be depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.
      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

      How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at
1.800.525.7048.
o     All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust,
   Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New
   York Tax Exempt Trust, Centennial California Tax Exempt Trust, and
   Centennial America Fund, L.P., which only offer Class A shares.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
   plans.
o     Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class
   N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or
   Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of
   Senior Floating Rate Fund that are exchanged for shares of the other
   Oppenheimer funds may not be exchanged back for Class A shares of Senior
   Floating Rate Fund.
o     Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
   Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
   Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
   Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class
   A shares of Oppenheimer Cash Reserves. If any Class A shares of another
   Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
   Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
   Floating Rate Fund acquired in that exchange will be subject to the Class
   A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o     Class A, Class B, Class C and Class Y Shares of Oppenheimer Select
   Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers
   QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other
   Oppenheimer funds held by retirement plans.

            Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.
      Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the
Oppenheimer funds.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although  the  Fund may  impose  these  changes  at any  time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially  amending  or  terminating  the  exchange  privilege.  That  60 day notice is not required in extraordinary circumstances.

      How Exchanges Affect  Contingent  Deferred Sales Charges.  No contingent deferred  sales  charge  is  imposed  on  exchanges  of  shares  of any  class purchased subject to a contingent deferred sales charge.  However,  when Class
A shares  acquired by exchange  of Class A shares of other  Oppenheimer  funds purchased  subject to a Class A contingent  deferred sales charge are redeemed within 18 months of the end of the calendar  month of the initial  purchase of the exchanged Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.  The Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are redeemed within
6 years of the initial  purchase of the exchanged Class B shares.  The Class C contingent  deferred  sales  charge is imposed on Class C shares  acquired  by exchange if they are redeemed within 12 months of the initial  purchase of the exchanged  Class C shares.  With  respect to Class N shares,  a 1%  contingent deferred  sales charge will be imposed if the  retirement  plan (not including
IRAs and  403(b)  plans) is  terminated  or Class N shares of all  Oppenheimer funds are  terminated as an  investment  option of the plan and Class N shares are  redeemed  within 18 months  after the plan's  first  purchase  of Class N shares of any  Oppenheimer  fund or with respect to an  individual  retirement plan or  403(b)  plan,  Class N shares  are  redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the  Class B, the  Class C or the  Class N  contingent deferred sales charge will be followed in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should take into account how the exchange may affect any contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

            |_| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept  requests for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

         |_|      Telephone  Exchange  Requests.  When  exchanging  shares  by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made. Otherwise,  the investors must obtain a Prospectus of that fund before the exchange  request may be  submitted.  If all telephone lines are busy (which might occur, for example,  during periods of substantial market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer  Agent receives an exchange request in proper form (the "Redemption Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.  When you exchange some or all of your shares from  one  fund to  another,  any  special  account  feature  such as an Asset
Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless you tell the  Transfer  Agent not to do so.  However,  special redemption  and  exchange  features  such  as  Automatic  Exchange  Plans  and
Automatic  Withdrawal  Plans  cannot be switched to an account in  Oppenheimer
Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

                      Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any dividends or the  realization  of any capital gains. The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the Fund's  portfolio,  and expenses borne by the Fund or borne  separately by a class.  Dividends are  calculated  in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B,
Class C and Class N shares are expected to be lower than  dividends on Class A and Class Y shares.  That is because of the  effect of the  asset-based  sales charge  on Class B,  Class C and  Class N shares.  Those  dividends  will also differ in amount as a  consequence  of any  difference in the net asset values of the different classes of shares.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax  Status  of the  Fund's  Dividends  and  Distributions.  The  federal  tax treatment of the Fund's  dividends and capital gains  distributions is briefly highlighted in the Prospectus.

          Special   provisions  of  the  Internal   Revenue  Code  govern  the
eligibility of the Fund's dividends for the  dividends-received  deduction for
corporate   shareholders.   Long-term  capital  gains  distributions  are  not
eligible  for the  deduction.  The amount of  dividends  paid by the Fund that may  qualify  for  the  deduction  is  limited  to  the  aggregate  amount  of qualifying  dividends  that the Fund derives from portfolio  investments  that the  Fund has  held  for a  minimum  period,  usually  46  days.  A  corporate shareholder  will not be eligible for the deduction on dividends  paid on Fund shares  held for 45 days or less.  To the  extent  the  Fund's  dividends  are derived from gross income from option premiums,  interest income or short-term gains from the sale of  securities  or dividends  from  foreign  corporations, those dividends will not qualify for the deduction.

      Under the  Internal  Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains realized in the period  from  November 1 of the prior year  through  October 31 of the current year.  If it does  not,  the Fund must pay an excise  tax on the  amounts  not distributed.  It is  presently  anticipated  that the  Fund  will  meet  those requirements.  However, the Board of Directors and the Manager might determine in a particular  year that it would be in the best  interests of  shareholders for the Fund not to make such  distributions at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated  investment  company"  under the  Internal  Revenue  Code  (although it reserves the right not to qualify).
That qualification  enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the  dividends  and capital  gains they receive from the Fund
(unless the Fund's shares are held in a retirement  account or the shareholder is  otherwise  exempt  from  tax).  If  the  Fund  qualifies  as a  "regulated investment  company"  under the Internal  Revenue  Code, it will not be liable
for  federal   income  taxes  on  amounts   paid  by  it  as   dividends   and
distributions.  The Fund  qualified as a regulated  investment  company in its last fiscal  year.  The  Internal  Revenue  Code  contains a number of complex tests  relating  to  qualification  which  the  Fund  might  not  meet  in any particular  year. If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation and receive no tax deduction for payments made to shareholders.

      If prior  distributions made by the Fund must be  re-characterized  as a non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their  accounts to the  Transfer  Agent at the address and  toll-free  numbers shown on the back cover.

The Custodian  Bank.  The Bank of New York is the custodian bank of the Fund's
assets.  The  custodian  bank's  responsibilities   include  safeguarding  and
controlling the Fund's portfolio  securities and handling the delivery of such securities  to and from the Fund.  It will be the practice of the Fund to deal with the custodian bank in a manner  uninfluenced by any banking  relationship the custodian  bank may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian  bank in excess of $100,000 are not protected by  federal  deposit  insurance.  Those  uninsured  balances  at times  may be substantial.

Independent  Auditors Deloitte & Touche,  LLP are the independent  auditors of the Fund.  They  audit the  Fund's  financial  statements  and  perform  other related  audit  services.  They  also  act as  auditors  for the  Manager  and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
To the Board of Directors and Shareholders of
Oppenheimer Main Street Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Growth & Income Fund, including the statement of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the two-month period ended August 31, 1996, and the one-year ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Main Street Growth & Income Fund as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the two-month period ended
August 31, 1996, and the one-year ended June 30, 1996, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
September 22, 2000
13 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND STATEMENT OF INVESTMENTS August 31, 2000

                                                                      Market Value
                                                             Shares     See Note 1
==================================================================================

 Common Stocks--94.0%
----------------------------------------------------------------------------------
 Basic Materials--1.6%
----------------------------------------------------------------------------------
 Chemicals--0.8%
 Dexter Corp.                                               262,000   $ 15,490,750
----------------------------------------------------------------------------------
 Dow Chemical Co.                                         1,283,900     33,622,131
----------------------------------------------------------------------------------
 Du Pont (E.I.) de Nemours & Co.                          1,424,482     63,923,630
----------------------------------------------------------------------------------
 Ecolab, Inc.                                               225,000      8,760,937
----------------------------------------------------------------------------------
 Engelhard Corp.                                            206,700      3,875,625
----------------------------------------------------------------------------------
 Lafarge Corp.                                              100,000      2,437,500
----------------------------------------------------------------------------------
 Union Carbide Corp.                                        842,300     33,744,644
----------------------------------------------------------------------------------
 Universal Corp.                                             71,400      1,847,475
                                                                      ------------
                                                                       163,702,692

----------------------------------------------------------------------------------
 Metals--0.5%
 AK Steel Holding Corp.                                     283,350      3,081,431
----------------------------------------------------------------------------------
 Alcan Aluminium Ltd.                                       440,000     14,437,500
----------------------------------------------------------------------------------
 Alcoa, Inc.                                              2,124,800     70,649,600
----------------------------------------------------------------------------------
 Inco Ltd.(1)                                               783,800     14,010,425
----------------------------------------------------------------------------------
 Reliance Steel & Aluminum Co.                              180,000      3,712,500
                                                                      ------------
                                                                       105,891,456

----------------------------------------------------------------------------------
 Paper--0.3%
 Pactiv Corp.(1)                                            416,900      4,585,900
----------------------------------------------------------------------------------
 Rayonier, Inc.                                             196,000      8,146,250
----------------------------------------------------------------------------------
 Westvaco Corp.                                             131,800      3,608,025
----------------------------------------------------------------------------------
 Weyerhaeuser Co.                                           825,100     38,212,444
                                                                      ------------
                                                                        54,552,619

----------------------------------------------------------------------------------
 Capital Goods--9.2%
----------------------------------------------------------------------------------
 Aerospace/Defense--0.7%
 Boeing Co.                                               2,267,300    121,583,962
----------------------------------------------------------------------------------
 General Dynamics Corp.                                     109,600      6,897,950
----------------------------------------------------------------------------------
 L-3 Communications Holdings, Inc.(1)                        32,700      1,933,387
                                                                      ------------
                                                                       130,415,299

----------------------------------------------------------------------------------
 Electrical Equipment--5.7%
 AVX Corp.                                                  813,000     24,339,187
----------------------------------------------------------------------------------
 Conexant Systems, Inc.(1)                                  546,500     20,322,969
----------------------------------------------------------------------------------
 Emerson Electric Co.                                       292,100     19,333,369
----------------------------------------------------------------------------------
 General Electric Co.                                    15,753,000    924,504,187
----------------------------------------------------------------------------------
 Integrated Device Technology, Inc.(1)                      619,300     54,343,575
----------------------------------------------------------------------------------
 Molex, Inc., Cl. A                                         598,300     24,006,787
----------------------------------------------------------------------------------
 Rockwell International Corp.                               790,500     31,965,844

14 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Electrical Equipment Continued
 SPX Corp.(1)                                               202,000 $   33,128,000
----------------------------------------------------------------------------------
 Symbol Technologies, Inc.                                  294,000     12,164,250
----------------------------------------------------------------------------------
 Vishay Intertechnology, Inc.(1)                            250,000     10,078,125
                                                                    --------------
                                                                     1,154,186,293

----------------------------------------------------------------------------------
 Industrial Services--0.1%
 Paychex, Inc.                                              658,550     29,387,794
----------------------------------------------------------------------------------
 Manufacturing--2.7%
 American Standard Cos., Inc.(1)                            780,000     36,123,750
----------------------------------------------------------------------------------
 Avery-Dennison Corp.                                       958,000     51,791,875
----------------------------------------------------------------------------------
 Ball Corp.                                                  30,300      1,049,137
----------------------------------------------------------------------------------
 Bemis Co., Inc.                                            168,700      5,651,450
----------------------------------------------------------------------------------
 Cooper Industries, Inc.                                    377,800     13,341,062
----------------------------------------------------------------------------------
 Corning, Inc.                                              150,500     49,354,594
----------------------------------------------------------------------------------
 Dover Corp.                                                984,200     48,102,775
----------------------------------------------------------------------------------
 Energizer Holdings, Inc.(1)                                 85,266      1,684,003
----------------------------------------------------------------------------------
 Honeywell International, Inc.                            1,144,500     44,134,781
----------------------------------------------------------------------------------
 Illinois Tool Works, Inc.                                  401,100     22,486,669
----------------------------------------------------------------------------------
 Kulicke & Soffa Industries, Inc.(1)                         55,200      1,003,950
----------------------------------------------------------------------------------
 Mark IV Industries, Inc.                                   650,000     14,543,750
----------------------------------------------------------------------------------
 Mettler-Toledo International, Inc.(1)                      264,000     12,490,500
----------------------------------------------------------------------------------
 Microchip Technology, Inc.(1)                              145,500      9,903,094
----------------------------------------------------------------------------------
 Miller (Herman), Inc.                                      254,400      8,124,900
----------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                     1,732,200    161,094,600
----------------------------------------------------------------------------------
 Parker-Hannifin Corp.                                      183,000      6,370,687
----------------------------------------------------------------------------------
 PE Corp.-PE Biosystems Group                               249,000     24,495,375
----------------------------------------------------------------------------------
 United Technologies Corp.                                  400,300     24,993,731
                                                                    --------------
                                                                       536,740,683

----------------------------------------------------------------------------------
 Communication Services--3.5%
----------------------------------------------------------------------------------
 Telecommunications: Long Distance--1.8%
 ALLTEL Corp.                                               356,000     18,000,250
----------------------------------------------------------------------------------
 Broadcom Corp., Cl. A(1)                                    96,900     24,225,000
----------------------------------------------------------------------------------
 Brocade Communications Systems, Inc.(1)                    149,400     33,736,387
----------------------------------------------------------------------------------
 Comverse Technology, Inc.(1)                               192,000     17,652,000
----------------------------------------------------------------------------------
 Exodus Communications, Inc.(1)                             150,000     10,265,625
----------------------------------------------------------------------------------
 Qwest Communications International, Inc.(1)              1,016,400     52,471,650
----------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                   642,500     21,523,750
----------------------------------------------------------------------------------
 Time Warner Telecom, Inc., Cl. A(1)                         44,000      2,857,250
----------------------------------------------------------------------------------
 Verizon Communications                                   4,046,710    176,537,724
                                                                    --------------
                                                                       357,269,636

15 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Telephone Utilities--1.4%
 BellSouth Corp.                                          5,674,000   $211,711,125
----------------------------------------------------------------------------------
 BroadWing, Inc.(1)                                         159,000      4,442,062
----------------------------------------------------------------------------------
 SBC Communications, Inc.                                 1,481,900     61,869,325
                                                                      ------------
                                                                       278,022,512

----------------------------------------------------------------------------------
 Telecommunications: Wireless--0.3%
 Amdocs Ltd.(1)                                             295,900     21,138,356
----------------------------------------------------------------------------------
 AT&T Wireless Group(1)                                     557,200     14,591,675
----------------------------------------------------------------------------------
 Sprint Corp. (PCS Group)(1)                                292,300     14,669,806
                                                                      ------------
                                                                        50,399,837

----------------------------------------------------------------------------------
 Consumer Cyclicals--9.4%
----------------------------------------------------------------------------------
 Autos & Housing--0.9%
 ArvinMeritor, Inc.                                         130,000      2,145,000
----------------------------------------------------------------------------------
 Bandag, Inc.                                                51,000      1,660,687
----------------------------------------------------------------------------------
 Centex Construction Products, Inc.                          64,000      1,652,000
----------------------------------------------------------------------------------
 Delphi Automotive Systems Corp.                          1,008,100     16,570,644
----------------------------------------------------------------------------------
 Ford Motor Co.                                           1,988,626     48,099,891
----------------------------------------------------------------------------------
 Fortune Brands, Inc.                                       246,100      6,275,550
----------------------------------------------------------------------------------
 General Motors Corp.                                       511,354     36,913,367
----------------------------------------------------------------------------------
 Johnson Controls, Inc.                                     176,500      9,431,719
----------------------------------------------------------------------------------
 Lear Corp.(1)                                              650,000     14,015,625
----------------------------------------------------------------------------------
 NVR, Inc.(1)                                               110,000      8,085,000
----------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                                   178,000      4,372,125
----------------------------------------------------------------------------------
 Southdown, Inc.                                            238,000     14,934,500
----------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                     240,000      7,830,000
----------------------------------------------------------------------------------
 Vulcan Materials Co.                                       174,000      7,710,375
----------------------------------------------------------------------------------
 Webb (Del E.) Corp.(1)                                      79,100      1,769,862
                                                                      ------------
                                                                       181,466,345

----------------------------------------------------------------------------------
 Consumer Services--0.4%
 Advo, Inc.(1)                                               80,000      3,275,000
----------------------------------------------------------------------------------
 Avis Group Holdings, Inc., Cl. A(1)                        750,000     23,062,500
----------------------------------------------------------------------------------
 Dun & Bradstreet Corp.                                      63,000      2,079,000
----------------------------------------------------------------------------------
 Harte-Hanks, Inc.                                          304,000      7,638,000
----------------------------------------------------------------------------------
 Interpublic Group of Cos., Inc.                            373,700     14,294,025
----------------------------------------------------------------------------------
 Omnicom Group, Inc.                                        261,300     21,802,219
----------------------------------------------------------------------------------
 Young & Rubicam, Inc.                                       92,700      5,422,950
                                                                      ------------
                                                                        77,573,694

16 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Leisure & Entertainment--0.5%
 Brunswick Corp.                                            780,200   $ 14,628,750
----------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                      494,000     24,607,375
----------------------------------------------------------------------------------
 Marriott International, Inc., Cl. A                         95,000      3,752,500
----------------------------------------------------------------------------------
 MGM Mirage, Inc.                                           630,622     21,677,631
----------------------------------------------------------------------------------
 Park Place Entertainment Corp.(1)                        2,340,000     34,368,750
                                                                      ------------
                                                                        99,035,006

----------------------------------------------------------------------------------
 Media--2.1%
 Deluxe Corp.                                                34,700        763,400
----------------------------------------------------------------------------------
 Dow Jones & Co., Inc.                                      279,200     17,467,450
----------------------------------------------------------------------------------
 Gannett Co., Inc.                                        1,195,900     67,717,837
----------------------------------------------------------------------------------
 Harland (John H.) Co.                                      200,000      2,925,000
----------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                        367,600     20,080,150
----------------------------------------------------------------------------------
 McClatchy Co., Cl. A                                        24,100        863,081
----------------------------------------------------------------------------------
 McGraw-Hill, Inc.                                          333,300     20,643,769
----------------------------------------------------------------------------------
 New York Times Co., Cl. A                                  790,000     30,958,125
----------------------------------------------------------------------------------
 R.H. Donnelley Corp.(1)                                    190,000      3,990,000
----------------------------------------------------------------------------------
 Readers Digest Assn., Inc. (The), Cl. A                    893,000     34,380,500
----------------------------------------------------------------------------------
 Snyder Communications, Inc.(1)                             105,000      2,874,375
----------------------------------------------------------------------------------
 Time Warner, Inc.                                        2,095,718    179,183,889
----------------------------------------------------------------------------------
 Tribune Co.                                                526,800     18,800,175
----------------------------------------------------------------------------------
 USA Networks, Inc.(1)                                    1,260,000     30,318,750
                                                                      ------------
                                                                       430,966,501

----------------------------------------------------------------------------------
 Retail: General--2.7%
 Kohl's Corp.(1)                                            136,500      7,644,000
----------------------------------------------------------------------------------
 May Department Stores Co.                                  656,800     15,065,350
----------------------------------------------------------------------------------
 Sears Roebuck & Co.                                        570,700     17,798,706
----------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                   10,606,300    503,136,356
                                                                      ------------
                                                                       543,644,412

----------------------------------------------------------------------------------
 Retail: Specialty--2.4%
 Ann Taylor Stores Corp.(1)                                 217,200      7,819,200
----------------------------------------------------------------------------------
 Best Buy Co., Inc.(1)                                      790,000     48,782,500
----------------------------------------------------------------------------------
 BJ's Wholesale Club, Inc.(1)                               217,000      7,350,875
----------------------------------------------------------------------------------
 Home Depot, Inc.                                         6,165,400    296,324,537
----------------------------------------------------------------------------------
 Limited, Inc.                                            1,800,000     36,000,000
----------------------------------------------------------------------------------
 Payless ShoeSource, Inc.(1)                                 10,315        550,563
----------------------------------------------------------------------------------
 Ross Stores, Inc.                                          728,000     11,011,000
----------------------------------------------------------------------------------
 Target Corp.                                               725,700     16,872,525
----------------------------------------------------------------------------------
 Tiffany & Co.                                              696,000     28,971,000
----------------------------------------------------------------------------------
 Zale Corp.(1)                                              500,000     18,468,750
                                                                      ------------
                                                                       472,150,950

17 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--0.4%
 Jones Apparel Group, Inc.(1)                             1,975,059   $ 48,388,945
----------------------------------------------------------------------------------
 Linens 'N Things, Inc.(1)                                  200,000      5,400,000
----------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                        282,200     12,399,162
----------------------------------------------------------------------------------
 Mohawk Industries, Inc.(1)                                 133,100      3,161,125
----------------------------------------------------------------------------------
 Too, Inc.(1)                                               128,574      3,166,135
----------------------------------------------------------------------------------
 VF Corp.                                                    64,000      1,464,000
                                                                      ------------
                                                                        73,979,367

----------------------------------------------------------------------------------
 Consumer Staples--4.0%
----------------------------------------------------------------------------------
 Beverages--0.8%
 Adolph Coors Co., Cl. B                                    104,000      6,194,500
----------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                                1,601,300    126,202,456
----------------------------------------------------------------------------------
 Brown-Forman Corp., Cl. B                                   30,000      1,590,000
----------------------------------------------------------------------------------
 Canandaigua Brands, Inc., Cl. A(1)                          72,000      3,879,000
----------------------------------------------------------------------------------
 PepsiCo, Inc.                                              573,100     24,428,387
----------------------------------------------------------------------------------
 Seagram Co. Ltd. (The)                                     104,800      6,307,650
                                                                      ------------
                                                                       168,601,993

----------------------------------------------------------------------------------
 Broadcasting--0.4%
 AT&T Corp.-Liberty Media Corp., Cl. A(1)                 2,808,800     60,038,100
----------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)                            264,800      9,863,800
----------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                   262,500     11,582,812
----------------------------------------------------------------------------------
 ValueVision International, Inc., Cl. A(1)                   87,800      2,573,637
                                                                      ------------
                                                                        84,058,349

----------------------------------------------------------------------------------
 Entertainment--0.9%
 Brinker International, Inc.(1)                             350,000     11,112,500
----------------------------------------------------------------------------------
 Darden Restaurants, Inc.                                   488,300      8,636,806
----------------------------------------------------------------------------------
 Disney (Walt) Co.                                        1,768,200     68,849,287
----------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                         588,000      7,350,000
----------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc.(1)                        100,000        812,500
----------------------------------------------------------------------------------
 Viacom, Inc., Cl. B1                                     1,301,848     87,630,643
----------------------------------------------------------------------------------
 Wendy's International, Inc.                                320,400      6,047,550
                                                                      ------------
                                                                       190,439,286

----------------------------------------------------------------------------------
 Food--0.4%
 Agribrands International, Inc.(1)                          137,960      5,483,910
----------------------------------------------------------------------------------
 ConAgra, Inc.                                              546,800     10,013,275
----------------------------------------------------------------------------------
 Heinz (H.J.) Co.                                           280,000     10,675,000
----------------------------------------------------------------------------------
 Quaker Oats Co.                                            114,000      7,744,875
----------------------------------------------------------------------------------
 Ralston Purina Co.                                         255,800      5,787,475
----------------------------------------------------------------------------------
 Sysco Corp.                                              1,032,900     43,704,581
                                                                      ------------
                                                                        83,409,116

18 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Food & Drug Retailers--0.2%
 CVS Corp.                                                  233,000   $  8,650,125
----------------------------------------------------------------------------------
 Walgreen Co.                                               830,900     27,315,837
                                                                      ------------
                                                                        35,965,962

----------------------------------------------------------------------------------
 Household Goods--1.0%
 Clorox Co. (The)                                           110,400      3,995,100
----------------------------------------------------------------------------------
 Colgate-Palmolive Co.                                    1,150,000     58,578,125
----------------------------------------------------------------------------------
 Kimberly-Clark Corp.                                     2,448,700    143,248,950
                                                                      ------------
                                                                       205,822,175

----------------------------------------------------------------------------------
 Tobacco--0.3%
 R.J. Reynolds Tobacco Holdings, Inc.                     1,400,000     50,225,000
----------------------------------------------------------------------------------
 Energy--14.9%
----------------------------------------------------------------------------------
 Energy Services--3.1%
 Anadarko Petroleum Corp.                                    66,885      4,399,026
----------------------------------------------------------------------------------
 BJ Services Co.(1)                                          97,000      6,499,000
----------------------------------------------------------------------------------
 Cabot Oil & Gas Corp., Cl. A                               300,000      6,000,000
----------------------------------------------------------------------------------
 Coastal Corp.                                              209,700     14,443,087
----------------------------------------------------------------------------------
 Constellation Energy Group, Inc.                           121,900      4,662,675
----------------------------------------------------------------------------------
 Cooper Cameron Corp.(1)                                     69,500      5,407,969
----------------------------------------------------------------------------------
 ENSCO International, Inc.                                3,860,000    153,917,500
----------------------------------------------------------------------------------
 Global Marine, Inc.(1)                                   3,500,000    113,093,750
----------------------------------------------------------------------------------
 Nabors Industries, Inc.(1)                               1,685,000     80,142,812
----------------------------------------------------------------------------------
 Noble Drilling Corp.(1)                                  2,600,000    126,100,000
----------------------------------------------------------------------------------
 Santa Fe International Corp.                             1,926,400     75,731,600
----------------------------------------------------------------------------------
 Schlumberger Ltd.                                          340,300     29,031,844
----------------------------------------------------------------------------------
 Seacor Holdings, Inc.(1)                                   270,000     12,301,875
                                                                      ------------
                                                                       631,731,138

----------------------------------------------------------------------------------
 Oil: Domestic--7.9%
 Amerada Hess Corp.                                         396,700     27,149,156
----------------------------------------------------------------------------------
 Apache Corp.                                               754,400     47,527,200
----------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                     1,666,000     36,235,500
----------------------------------------------------------------------------------
 Chevron Corp.                                            2,091,300    176,714,850
----------------------------------------------------------------------------------
 Chieftain International, Inc.(1,2)                       1,455,100     31,284,650
----------------------------------------------------------------------------------
 Conoco, Inc., Cl. A                                        415,000     10,452,812
----------------------------------------------------------------------------------
 Conoco, Inc., Cl. B                                        608,300     15,891,837
----------------------------------------------------------------------------------
 Devon Energy Corp.                                       1,037,700     60,770,306
----------------------------------------------------------------------------------
 EOG Resources, Inc.                                      1,741,300     66,604,725
----------------------------------------------------------------------------------
 Exxon Mobil Corp.                                        7,012,948    572,431,880
----------------------------------------------------------------------------------
 Frontier Oil Corp.(1,2)                                  2,554,000     18,197,250
----------------------------------------------------------------------------------
 Kerr-McGee Corp.                                           692,000     43,725,750
----------------------------------------------------------------------------------
 Murphy Oil Corp.                                         1,125,000     75,093,750

19 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Oil: Domestic Continued
 Newfield Exploration Co.(1)                                622,700 $   26,931,775
----------------------------------------------------------------------------------
 Noble Affiliates, Inc.                                     380,000     14,725,000
----------------------------------------------------------------------------------
 Occidental Petroleum Corp.                                 852,700     18,439,637
----------------------------------------------------------------------------------
 Phillips Petroleum Co.                                     800,200     49,512,375
----------------------------------------------------------------------------------
 Stone Energy Corp.(1)                                      395,800     23,673,788
----------------------------------------------------------------------------------
 Texaco, Inc.                                             1,711,100     88,121,650
----------------------------------------------------------------------------------
 Tosco Corp.                                                638,800     19,483,400
----------------------------------------------------------------------------------
 Unocal Corp.                                               124,600      4,158,525
----------------------------------------------------------------------------------
 USX-Marathon Group                                         109,500      3,004,406
----------------------------------------------------------------------------------
 Vastar Resources, Inc.                                   1,839,400    152,210,350
                                                                    --------------
                                                                     1,582,340,572

----------------------------------------------------------------------------------
 Oil: International--3.9%
 Anderson Exploration Ltd.(1)                             3,706,725     77,542,867
----------------------------------------------------------------------------------
 Beau Canada Exploration Ltd.(1)                          3,917,900      4,224,223
----------------------------------------------------------------------------------
 Berkley Petroleum Corp.(1)                               4,040,100     23,834,590
----------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(2)                              9,943,300     22,789,960
----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                        844,200     20,894,623
----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                      2,062,100     51,038,618
----------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.(1)                       2,542,690     81,899,895
----------------------------------------------------------------------------------
 Encal Energy Ltd.(1)                                     2,511,200     15,836,550
----------------------------------------------------------------------------------
 Genoil, Inc.(1)                                          2,611,933        265,674
----------------------------------------------------------------------------------
 Paramount Resources Ltd.                                 1,636,200     14,146,301
----------------------------------------------------------------------------------
 Renaissance Energy Ltd.(1)                               1,226,211     11,349,956
----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                             1,500,150     29,805,652
----------------------------------------------------------------------------------
 Royal Dutch Petroleum Co., NY Shares                     6,012,400    367,883,725
----------------------------------------------------------------------------------
 Talisman Energy, Inc.(1)                                 1,989,800     66,722,459
                                                                    --------------
                                                                       788,235,093

----------------------------------------------------------------------------------
 Financial--8.8%
----------------------------------------------------------------------------------
 Banks--0.8%
 Bank of New York Co., Inc. (The)                           158,000      8,285,125
----------------------------------------------------------------------------------
 BB&T Corp.                                                 226,500      6,129,656
----------------------------------------------------------------------------------
 Firstar Corp.                                              175,000      4,178,125
----------------------------------------------------------------------------------
 FleetBoston Financial Corp.                                369,800     15,785,838
----------------------------------------------------------------------------------
 Mellon Financial Corp.                                     193,500      8,755,875
----------------------------------------------------------------------------------
 Northern Trust Corp.                                        56,900      4,797,381
----------------------------------------------------------------------------------
 Old Kent Financial Corp.                                   352,170     10,322,983
----------------------------------------------------------------------------------
 State Street Corp.                                         138,800     16,343,700
----------------------------------------------------------------------------------
 Wachovia Corp.                                             133,800      7,668,413
----------------------------------------------------------------------------------
 Wells Fargo Co.                                          1,924,300     83,105,706
                                                                    --------------
                                                                       165,372,802

20 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Diversified Financial--5.5%
 Bear Stearns Cos., Inc.                                     98,000 $    6,572,125
----------------------------------------------------------------------------------
 Citigroup, Inc.                                         10,900,800    636,334,200
----------------------------------------------------------------------------------
 Convergys Corp.(1)                                          61,000      2,386,625
----------------------------------------------------------------------------------
 Fannie Mae                                                 812,400     43,666,500
----------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                            413,100     52,902,619
----------------------------------------------------------------------------------
 Household International, Inc.                              300,000     14,400,000
----------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                             412,400     59,798,000
----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                  140,000     20,300,000
----------------------------------------------------------------------------------
 MGIC Investment Corp.                                      454,200     26,712,638
----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.                         1,631,200    175,455,950
----------------------------------------------------------------------------------
 PaineWebber Group, Inc.                                    154,300     11,032,450
----------------------------------------------------------------------------------
 PMI Group, Inc. (The)                                      957,000     59,334,000
----------------------------------------------------------------------------------
 SEI Investments Co.                                         84,000      5,334,000
                                                                    --------------
                                                                     1,114,229,107

----------------------------------------------------------------------------------
 Insurance--2.3%
 AFLAC, Inc.                                                422,500     22,815,000
----------------------------------------------------------------------------------
 Allmerica Financial Corp.                                  582,400     35,453,600
----------------------------------------------------------------------------------
 American International Group, Inc.                       2,012,550    179,368,519
----------------------------------------------------------------------------------
 AXA Financial, Inc.                                      1,893,400     97,983,450
----------------------------------------------------------------------------------
 Chubb Corp.                                                 82,000      6,278,125
----------------------------------------------------------------------------------
 Cigna Corp.                                                675,400     65,682,650
----------------------------------------------------------------------------------
 Cincinnati Financial Corp.                                 264,000     10,263,000
----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                     42,100      2,804,913
----------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                      510,500     33,788,719
----------------------------------------------------------------------------------
 Radian Group, Inc.                                          47,530      2,952,801
----------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                        228,200     10,868,025
                                                                    --------------
                                                                       468,258,802

----------------------------------------------------------------------------------
 Savings & Loans--0.2%
 Dime Bancorp, Inc.                                         500,000      9,187,500
----------------------------------------------------------------------------------
 Golden State Bancorp, Inc.                               1,000,000     20,125,000
----------------------------------------------------------------------------------
 Golden West Financial Corp.                                245,900     11,710,988
                                                                    --------------
                                                                        41,023,488

21 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Healthcare--7.6%
----------------------------------------------------------------------------------
 Healthcare/Drugs--7.2%
 Alpharma, Inc., Cl. A                                       88,900 $    5,033,963
----------------------------------------------------------------------------------
 American Home Products Corp.                             1,015,600     55,032,825
----------------------------------------------------------------------------------
 Amgen, Inc.(1)                                           2,939,300    222,835,681
----------------------------------------------------------------------------------
 Andrx Corp.(1)                                             540,000     46,980,000
----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                 1,348,500     71,470,500
----------------------------------------------------------------------------------
 Chiron Corp.(1)                                            271,600     14,683,375
----------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)                                64,300      6,293,363
----------------------------------------------------------------------------------
 Genentech, Inc.(1)                                          92,500     17,621,250
----------------------------------------------------------------------------------
 HCA-Healthcare Corp. (The)                                 696,100     24,015,450
----------------------------------------------------------------------------------
 Immunex Corp.(1)                                           131,000      6,582,750
----------------------------------------------------------------------------------
 IVAX Corp.(1)                                              205,200      7,105,050
----------------------------------------------------------------------------------
 Johnson & Johnson                                        1,176,400    108,155,275
----------------------------------------------------------------------------------
 Lilly (Eli) & Co.                                          353,700     25,820,100
----------------------------------------------------------------------------------
 Mallinckrodt, Inc.                                          30,800      1,387,925
----------------------------------------------------------------------------------
 Merck & Co., Inc.                                        4,568,600    319,230,925
----------------------------------------------------------------------------------
 Pfizer, Inc.                                             7,615,225    329,358,481
----------------------------------------------------------------------------------

 Pharmacia Corp.                                          1,515,900     88,774,894
----------------------------------------------------------------------------------
 Schering-Plough Corp.                                    1,371,100     55,015,388
----------------------------------------------------------------------------------
 Sepracor, Inc.(1)                                           37,700      4,147,000
----------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                 300,000     15,487,500
----------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                   221,200     20,903,400
                                                                    --------------
                                                                     1,445,935,095

----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--0.4%
 Alberto-Culver Co., Cl. B                                   74,900      2,120,606
----------------------------------------------------------------------------------
 Allergan, Inc.                                             130,500      9,542,813
----------------------------------------------------------------------------------
 Biomet, Inc.                                               118,000      3,989,875
----------------------------------------------------------------------------------
 Lincare Holdings, Inc.(1)                                  160,000      4,080,000
----------------------------------------------------------------------------------
 Medtronic, Inc.                                            771,600     39,544,500
----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                          57,000      3,074,438
----------------------------------------------------------------------------------
 PerkinElmer, Inc.                                          154,000     13,850,375
----------------------------------------------------------------------------------
 Tenet Healthcare Corp.(1)                                  402,400     12,474,400
                                                                    --------------
                                                                        88,677,007

----------------------------------------------------------------------------------
 Technology--31.8%
----------------------------------------------------------------------------------
 Computer Hardware--6.8%
 3Com Corp.(1)                                               67,400      1,120,525
----------------------------------------------------------------------------------
 Agilent Technologies, Inc.(1)                              209,597     12,641,319
----------------------------------------------------------------------------------
 Apple Computer, Inc.(1)                                  1,324,800     80,730,000
----------------------------------------------------------------------------------
 Compaq Computer Corp.                                    1,826,400     62,211,750
----------------------------------------------------------------------------------
 Dell Computer Corp.(1)                                   2,744,200    119,715,725
----------------------------------------------------------------------------------
 EMC Corp.(1)                                               380,400     37,279,200

22 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Computer Hardware Continued
 Gateway, Inc.(1)                                           393,100 $   26,770,110
----------------------------------------------------------------------------------
 Hewlett-Packard Co.                                      1,848,500    223,206,375
----------------------------------------------------------------------------------
 International Business Machines Corp.                    1,257,600    166,003,200
----------------------------------------------------------------------------------
 Juniper Networks, Inc.(1)                                  154,700     33,067,125
----------------------------------------------------------------------------------
 KLA Instruments Corp.(1)                                   663,600     43,548,750
----------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A(1)                       85,800      5,818,313
----------------------------------------------------------------------------------
 NCR Corp.(1)                                               120,900      4,881,338
----------------------------------------------------------------------------------
 Network Appliance, Inc.(1)                                 677,700     79,290,900
----------------------------------------------------------------------------------
 Redback Networks, Inc.(1)                                   86,200     12,876,125
----------------------------------------------------------------------------------
 Seagate Technology, Inc.(1)                                903,300     53,633,438
----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                3,218,900    408,599,119
                                                                    --------------
                                                                     1,371,393,312

----------------------------------------------------------------------------------
 Computer Services--1.0%
 Applied Micro Circuits Corp.(1)                             58,200     11,810,963
----------------------------------------------------------------------------------
 Ariba, Inc.(1)                                             142,100     22,362,988
----------------------------------------------------------------------------------
 Automatic Data Processing, Inc.                          1,358,300     80,988,638
----------------------------------------------------------------------------------
 DST Systems, Inc.(1)                                       100,000      9,400,000
----------------------------------------------------------------------------------
 First Data Corp.                                         1,167,000     55,651,313
----------------------------------------------------------------------------------
 Vignette Corp.(1)                                          380,300     14,498,938
                                                                    --------------
                                                                       194,712,840

----------------------------------------------------------------------------------
 Computer Software--5.3%
 Adobe Systems, Inc.                                        509,300     66,209,000
----------------------------------------------------------------------------------
 BEA Systems, Inc.(1)                                       513,900     34,977,319
----------------------------------------------------------------------------------
 BroadVision, Inc.(1)                                       159,500      5,502,750
----------------------------------------------------------------------------------
 Computer Associates International, Inc.                    539,300     17,122,775
----------------------------------------------------------------------------------
 Computer Sciences Corp.(1)                                 208,400     16,476,625
----------------------------------------------------------------------------------
 eBay, Inc.(1)                                              125,000      7,750,000
----------------------------------------------------------------------------------
 i2 Technologies, Inc.(1)                                   221,200     37,424,275
----------------------------------------------------------------------------------
 Oracle Corp.(1)                                          5,089,200    462,799,125
----------------------------------------------------------------------------------
 Peoplesoft, Inc.(1)                                        408,300     13,167,675
----------------------------------------------------------------------------------
 Portal Software, Inc.(1)                                   137,800      7,613,450
----------------------------------------------------------------------------------
 Rational Software Corp.(1)                                 168,700     21,709,581
----------------------------------------------------------------------------------
 Siebel Systems, Inc.(1)                                    322,900     63,873,656
----------------------------------------------------------------------------------
 Software.com, Inc.(1)                                       44,000      6,404,750
----------------------------------------------------------------------------------
 Symantec Corp.(1)                                           75,000      3,660,938
----------------------------------------------------------------------------------
 TIBCO Software, Inc.(1)                                    215,100     21,926,756
----------------------------------------------------------------------------------
 VeriSign, Inc.(1)                                          424,000     84,323,000
----------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                  873,000    105,251,063
----------------------------------------------------------------------------------
 Yahoo!, Inc.(1)                                            667,300     81,076,950
                                                                    --------------
                                                                     1,057,269,688

23 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Communications Equipment--5.6%
 ADC Telecommunications, Inc.(1)                          1,327,600 $   54,348,625
----------------------------------------------------------------------------------
 CIENA Corp.(1)                                             325,700     72,203,619
----------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                                  10,000,000    686,250,000
----------------------------------------------------------------------------------
 Nortel Networks Corp.                                    3,212,000    261,978,750
----------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                   331,400     25,828,488
----------------------------------------------------------------------------------
 Tellabs, Inc.(1)                                           275,000     15,451,563
                                                                    --------------
                                                                     1,116,061,045

----------------------------------------------------------------------------------
 Electronics--12.9%
 Advanced Micro Devices, Inc.(1)                            763,400     28,722,925
----------------------------------------------------------------------------------
 Altera Corp.(1)                                            918,600     59,536,763
----------------------------------------------------------------------------------
 Analog Devices, Inc.(1)                                  1,100,000    110,550,000
----------------------------------------------------------------------------------
 Applied Materials, Inc.(1)                               2,014,300    173,859,269
----------------------------------------------------------------------------------
 Atmel Corp.(1)                                           1,060,600     21,212,000
----------------------------------------------------------------------------------
 Cypress Semiconductor Corp.(1)                             896,400     44,315,775
----------------------------------------------------------------------------------
 General Motors Corp., Cl. H(1)                             787,082     26,072,091
----------------------------------------------------------------------------------
 GlobeSpan, Inc.(1)                                         108,300     13,043,381
----------------------------------------------------------------------------------
 Intel Corp.                                             17,578,600  1,316,197,675
----------------------------------------------------------------------------------
 Lam Research Corp.(1)                                      695,000     20,936,875
----------------------------------------------------------------------------------
 Lattice Semiconductor Corp.(1)                             400,000     31,150,000
----------------------------------------------------------------------------------
 Linear Technology Corp.                                    672,700     48,392,356
----------------------------------------------------------------------------------
 LSI Logic Corp.(1)                                         723,100     25,986,406
----------------------------------------------------------------------------------
 Maxim Integrated Products, Inc.(1)                         386,400     33,882,450
----------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                 600,500     49,090,875
----------------------------------------------------------------------------------
 Motorola, Inc.                                           1,624,900     58,597,956
----------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                            702,900     31,279,050
----------------------------------------------------------------------------------
 Novellus Systems, Inc.(1)                                  157,000      9,665,313
----------------------------------------------------------------------------------
 PMC-Sierra, Inc.(1)                                        192,900     45,524,400
----------------------------------------------------------------------------------
 QLogic Corp.(1)                                            400,000     45,400,000
----------------------------------------------------------------------------------
 RF Micro Devices, Inc.(1)                                  190,000      8,478,750
----------------------------------------------------------------------------------
 SDL, Inc.(1)                                               239,000     94,957,688
----------------------------------------------------------------------------------
 Teradyne, Inc.(1)                                          457,600     29,658,200
----------------------------------------------------------------------------------
 Texas Instruments, Inc.                                  2,314,300    154,913,456
----------------------------------------------------------------------------------
 Waters Corp.(1)                                            402,400     32,015,950
----------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                          1,000,000     88,875,000
                                                                    --------------
                                                                     2,602,314,604

----------------------------------------------------------------------------------
 Photography--0.2%
 Eastman Kodak Co.                                          682,700     42,498,075

24 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
 Transportation--0.6%
----------------------------------------------------------------------------------
 Air Transportation--0.4%
 Continental Airlines, Inc., Cl. B(1)                     1,358,478   $ 65,376,754
----------------------------------------------------------------------------------
 Delta Air Lines, Inc.                                      154,800      7,662,600
----------------------------------------------------------------------------------
 Southwest Airlines Co.                                     127,500      2,884,688
----------------------------------------------------------------------------------
 UAL Corp.                                                   97,000      4,631,750
                                                                      ------------
                                                                        80,555,792

----------------------------------------------------------------------------------
 Railroads & Truckers--0.2%
 Union Pacific Corp.                                        719,600     28,604,100
----------------------------------------------------------------------------------
 XTRA Corp.(1)                                              254,800     11,306,750
----------------------------------------------------------------------------------
 Yellow Corp.(1)                                            125,000      1,906,250
                                                                      ------------
                                                                        41,817,100

----------------------------------------------------------------------------------
 Shipping--0.0%
 United Parcel Service, Inc., Cl. B                          99,400      5,510,488
----------------------------------------------------------------------------------
 Utilities--2.6%
----------------------------------------------------------------------------------
 Electric Utilities--1.9%
 AES Corp. (The)1                                           230,000     14,662,500
----------------------------------------------------------------------------------
 Allegheny Energy, Inc.                                      67,300      2,414,388
----------------------------------------------------------------------------------
 Ameren Corp.                                               337,100     13,631,481
----------------------------------------------------------------------------------
 American Electric Power Co., Inc.                          162,000      5,710,500
----------------------------------------------------------------------------------
 Calpine Corp.(1)                                           327,000     32,373,000
----------------------------------------------------------------------------------
 Conectiv, Inc.                                             146,000      2,591,500
----------------------------------------------------------------------------------
 Dominion Resources, Inc.                                   313,300     16,604,900
----------------------------------------------------------------------------------
 DTE Energy Co.                                             352,000     12,232,000
----------------------------------------------------------------------------------
 Duke Energy Corp.                                           88,900      6,650,831
----------------------------------------------------------------------------------
 Energy East Corp.                                          290,000      6,579,375
----------------------------------------------------------------------------------
 Entergy Corp.                                              317,800      9,673,038
----------------------------------------------------------------------------------
 FirstEnergy Corp.                                          169,200      4,187,700
----------------------------------------------------------------------------------
 Florida Progress Corp.                                     700,000     36,312,500
----------------------------------------------------------------------------------
 IPALCO Enterprises, Inc.                                   408,200      9,516,163
----------------------------------------------------------------------------------
 Northeast Utilities Co.                                    264,000      6,006,000
----------------------------------------------------------------------------------
 NSTAR                                                      110,742      4,658,085
----------------------------------------------------------------------------------
 Peco Energy Co.                                            890,400     42,906,150
----------------------------------------------------------------------------------
 PG&E Corp.                                                 681,700     19,726,694
----------------------------------------------------------------------------------
 PPL Corp.                                                  547,800     18,351,300
----------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                    1,160,000     42,050,000
----------------------------------------------------------------------------------
 Reliant Energy, Inc.                                        55,000      2,041,875
----------------------------------------------------------------------------------
 Southern Co.                                               540,000     16,166,250
----------------------------------------------------------------------------------
 TXU Corp.                                                  177,700      6,208,394
----------------------------------------------------------------------------------
 Unicom Corp.                                             1,017,000     46,464,188
                                                                      ------------
                                                                       377,718,812

25 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                         Shares         See Note 1
----------------------------------------------------------------------------------
 Gas Utilities--0.7%
 Dynegy, Inc.                                           760,400    $    34,218,000
----------------------------------------------------------------------------------
 Enron Corp.                                          1,100,700         93,421,913
----------------------------------------------------------------------------------
 NICOR, Inc.                                             45,500          1,677,813
----------------------------------------------------------------------------------
 Sempra Energy                                          137,124          2,673,918
                                                                   ---------------
                                                                       131,991,644
                                                                   ---------------
 Total Common Stocks (Cost $13,362,116,054)                         18,905,553,481

==================================================================================
 Preferred Stocks--0.1%

 Tesoro Petroleum Corp., 7.25% Cv., Non-Vtg.
 (Cost $17,531,250)                                   1,100,000         11,825,000

                                                      Principal
                                                         Amount
==================================================================================
 U.S. Government Obligations--0.6%

 U.S. Treasury Nts., 5.875%, 10/31/01
 (Cost $118,825,301)                               $119,600,000        119,002,000

==================================================================================
 Short-Term Notes--4.4%

 CIESCO LP, 6.51%, 9/5/00                            30,000,000         29,978,300
----------------------------------------------------------------------------------
 CIESCO LP, 6.51%, 9/19/00                           50,000,000         49,837,250
----------------------------------------------------------------------------------
 CIT Group, Inc., 6.49%, 10/17/00                    50,000,000         49,585,361
----------------------------------------------------------------------------------
 CIT Group, Inc., 6.50%, 10/19/00                    50,000,000         49,566,667
----------------------------------------------------------------------------------
 CIT Group, Inc., 6.51%, 9/13/00                     50,000,000         49,891,500
----------------------------------------------------------------------------------
 Coca-Cola Enterprises, Inc., 6.60%, 9/14/00         50,000,000         49,882,820
----------------------------------------------------------------------------------
 Corporate Receivables Corp., 6.49%, 9/28/00         50,000,000         49,756,625
----------------------------------------------------------------------------------
 Corporate Receivables Corp., 6.50%, 9/22/00         50,000,000         49,810,417
----------------------------------------------------------------------------------
 GE Capital International Funding, Inc.,
 6.51%, 9/8/00                                       50,000,000         49,936,708
----------------------------------------------------------------------------------
 Heller Financial, Inc., 6.58%, 9/27/00              50,000,000         49,762,389
----------------------------------------------------------------------------------
 Heller Financial, Inc., 6.59%, 10/10/00             25,000,000         24,821,521
----------------------------------------------------------------------------------
 Heller Financial, Inc., 6.61%, 9/15/00              50,000,000         49,871,472
----------------------------------------------------------------------------------
 Hertz Corp., 6.57%, 9/13/00                         50,000,000         49,891,667
----------------------------------------------------------------------------------
 Household Finance Corp., 6.48%, 10/10/00            50,000,000         49,649,000
----------------------------------------------------------------------------------
 Household Finance Corp., 6.51%, 9/14/00             50,000,000         49,882,458
----------------------------------------------------------------------------------
 Household Finance Corp., 6.51%, 9/20/00             50,000,000         49,828,208
----------------------------------------------------------------------------------
 Lucent Technologies, Inc., 6.51%, 9/11/00           50,000,000         49,909,583
----------------------------------------------------------------------------------
 Lucent Technologies, Inc., 6.51%, 9/19/00           42,000,000         41,863,290
----------------------------------------------------------------------------------
 SBC Communications, Inc., 6.50%, 9/18/00            50,000,000         49,846,528
                                                                      ------------
 Total Short-Term Notes (Cost $893,571,764)                            893,571,764

26 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                      Principal       Market Value
                                                         Amount         See Note 1
==================================================================================
 Repurchase Agreements--1.6%

 Repurchase agreement with PaineWebber, Inc., 6.57%,
 dated 8/31/00, to be repurchased at $320,942,561 on
 9/1/00, collateralized by U.S. Treasury Bonds,
 5.25%-6.75%, 8/15/26-11/15/28, with a value of
 $134,478,929, U.S. Treasury Nts., 6.125%-6.625%,
 3/31/01-8/15/07, with a value of $163,244,059 and
 U.S. Treasury Bills, 8/31/01, with a value of
 $30,181,075 (Cost $320,884,000)                   $320,884,000    $   320,884,000
----------------------------------------------------------------------------------
 Total Investments, at Value (Cost $14,712,928,369)       100.7%    20,250,836,245
----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                     (0.7)      (144,996,403)
                                                   -------------------------------
 Net Assets                                               100.0%   $20,105,839,842
                                                   ===============================
Footnotes to Statement of Investments 1. Non-income-producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2000, amounts to $72,271,860. Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares                              Shares
                                 August 31,       Gross       Gross  August 31,   Dividend
                                       1999   Additions  Reductions        2000     Income
------------------------------------------------------------------------------------------

 Canadian 88 Energy Corp.         9,943,300          --          --   9,943,300   $419,871
 Chieftain International, Inc.    1,283,100     307,000     135,000   1,455,100         --
 Frontier Oil Corp.               2,396,500     157,500          --   2,554,000         --
                                                                                  --------
                                                                                  $419,871
                                                                                  ========
See accompanying Notes to Financial Statements. 27 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2000
==================================================================================

 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $14,640,155,228)                     $20,178,564,385
 Affiliated companies (cost $72,773,141)                                72,271,860
                                                                   ---------------
                                                                    20,250,836,245
----------------------------------------------------------------------------------
 Cash                                                                      407,995
----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                      206,848,520
 Shares of capital stock sold                                           27,225,537
 Interest and dividends                                                 25,289,281
 Other                                                                   2,049,491
                                                                   ---------------
 Total assets                                                       20,512,657,069

==================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                 355,542,096
 Shares of capital stock redeemed                                       30,659,592
 Distribution and service plan fees                                      8,043,438
 Transfer and shareholder servicing agent fees                           7,920,171
 Directors' compensation                                                    38,269
 Other                                                                   4,613,661
                                                                   ---------------
 Total liabilities                                                     406,817,227

==================================================================================
 Net Assets                                                        $20,105,839,842
                                                                   ===============

==================================================================================
 Composition of Net Assets

 Par value of shares of capital stock                              $     4,474,933
----------------------------------------------------------------------------------
 Additional paid-in capital                                         13,823,383,572
----------------------------------------------------------------------------------
 Undistributed net investment income                                    24,930,155
----------------------------------------------------------------------------------
 Accumulated net realized gain on investments
 and foreign currency transactions                                     715,020,163
----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies            5,538,031,019
                                                                   ---------------
 Net Assets                                                        $20,105,839,842
                                                                   ===============
28 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
=======================================================================================

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $9,264,942,969 and 204,036,278 shares of capital stock outstanding)             $45.41
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                     $48.18
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $8,367,040,254 and 188,006,060 shares of capital stock outstanding)             $44.50
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $2,213,567,755 and 49,747,607 shares of capital stock outstanding)              $44.50
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $260,288,864 and 5,703,332 shares of capital stock outstanding)   $45.64
See accompanying Notes to Financial Statements. 29 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND STATEMENT OF OPERATIONS For the Year Ended August 31, 2000
==================================================================================

 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes
 of $1,326,573)                                                     $  193,671,235
 Affiliated companies                                                      419,871
----------------------------------------------------------------------------------
 Interest                                                               69,042,120
                                                                    --------------
 Total income                                                          263,133,226

==================================================================================
 Expenses

 Management fees                                                        83,004,765
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                20,566,486
 Class B                                                                76,558,354
 Class C                                                                20,041,200
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                12,703,266
 Class B                                                                11,481,425
 Class C                                                                 3,190,454
 Class Y                                                                   289,375
----------------------------------------------------------------------------------
 Registration and filing fees:
 Class A                                                                   572,199
 Class B                                                                   652,020
 Class C                                                                   160,828
 Class Y                                                                    46,377
----------------------------------------------------------------------------------
 Custodian fees and expenses                                               541,059
----------------------------------------------------------------------------------
 Directors' compensation                                                    83,898
----------------------------------------------------------------------------------
 Other                                                                   7,628,007
                                                                    --------------
 Total expenses                                                        237,519,713
 Less expenses paid indirectly                                            (102,608)
                                                                    --------------
 Net expenses                                                          237,417,105

==================================================================================
 Net Investment Income                                                  25,716,121

==================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                           815,926,228
 Foreign currency transactions                                            (289,107)
                                                                    --------------
 Net realized gain                                                     815,637,121

----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         2,122,083,927
 Translation of assets and liabilities denominated
 in foreign currencies                                                     307,311
                                                                    --------------
 Net change                                                          2,122,391,238
                                                                    --------------
 Net realized and unrealized gain                                    2,938,028,359

==================================================================================
 Net Increase in Net Assets Resulting from Operations               $2,963,744,480
                                                                    ==============
See accompanying Notes to Financial Statements. 30 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended August 31,                                         2000             1999
====================================================================================

 Operations

 Net investment income                              $    25,716,121  $    14,567,725
------------------------------------------------------------------------------------
 Net realized gain                                      815,637,121    1,817,354,650
------------------------------------------------------------------------------------
 Net change in unrealized appreciation                2,122,391,238    2,243,718,581
                                                    --------------------------------
 Net increase in net assets resulting from
 operations                                           2,963,744,480    4,075,640,956

====================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                         --      (24,187,140)
 Class Y                                                         --         (366,378)
------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                               (836,365,157)    (234,009,868)
 Class B                                               (767,512,693)    (203,350,853)
 Class C                                               (200,352,973)     (54,987,485)
 Class Y                                                (18,395,117)      (3,019,461)

====================================================================================
 Capital Stock Transactions

 Net increase in net assets resulting from capital
 stock transactions:
 Class A                                                974,471,411    1,090,840,369
 Class B                                                854,371,197    1,460,515,643
 Class C                                                245,292,728      315,914,172
 Class Y                                                 95,078,344       73,447,756

====================================================================================
 Net Assets

 Total increase                                       3,310,332,220    6,496,437,711
------------------------------------------------------------------------------------
 Beginning of period                                 16,795,507,622   10,299,069,911
                                                    --------------------------------
 End of period [including undistributed
 (overdistributed) net investment income of
 $24,930,155 and $(3), respectively]                $20,105,839,842  $16,795,507,622
                                                    ================================
See accompanying Notes to Financial Statements. 31 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND FINANCIAL HIGHLIGHTS

                                                                                                             Year          Year
                                                                                                            Ended         Ended
                                                                                                         Aug. 31,      June 30,
 Class A                                             2000          1999          1998          1997       1996(1)          1996
===============================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period              $42.89        $32.32        $33.87        $27.95        $28.89        $24.07
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .21           .19           .29           .39           .07           .40
 Net realized and unrealized gain (loss)             6.79         12.03           .99          7.91         (1.01)         4.93
                                                   ----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                          7.00         12.22          1.28          8.30          (.94)         5.33
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --          (.15)         (.33)         (.40)           --          (.43)
 Distributions from net realized gain               (4.48)        (1.50)        (2.50)        (1.98)           --          (.08)
                                                   ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (4.48)        (1.65)        (2.83)        (2.38)           --          (.51)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $45.41        $42.89        $32.32        $33.87        $27.95        $28.89
                                                   ============================================================================

===============================================================================================================================
 Total Return, at Net Asset Value(2)                17.74%        38.62%         3.68%        31.09%        (3.25)%       22.26%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $9,265        $7,724        $4,933        $4,457        $3,143        $3,147
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $8,428        $6,722        $5,184        $3,857        $3,090        $2,516
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                               0.54%         0.50%         0.83%         1.29%         1.57%         1.55%
 Expenses                                            0.90%         0.91%         0.90%(4)      0.94%(4)      0.98%(4)      0.99%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               73%           72%           81%           62%           18%           93%

1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 32 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

                                                                                                             Year          Year
                                                                                                            Ended         Ended
                                                                                                         Aug. 31,      June 30,
 Class B                                             2000          1999          1998          1997       1996(1)          1996
===============================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period              $42.42        $32.07        $33.66        $27.79        $28.77        $24.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.08)         (.08)          .04           .17           .04           .23
 Net realized and unrealized gain (loss)             6.64         11.93           .96          7.86         (1.02)         4.87
                                                   ----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                          6.56         11.85          1.00          8.03          (.98)         5.10
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --            --          (.09)         (.18)           --          (.25)
 Distributions from net realized gain               (4.48)        (1.50)        (2.50)        (1.98)           --          (.08)
                                                   ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (4.48)        (1.50)        (2.59)        (2.16)           --          (.33)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $44.50        $42.42        $32.07        $33.66        $27.79        $28.77
                                                   ============================================================================

===============================================================================================================================
Total Return, at Net Asset Value(2)                 16.84%        37.62%         2.86%        30.12%        (3.41)%       21.34%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $8,367        $7,073        $4,168        $3,308        $1,909        $1,800
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $7,628        $5,930        $4,123        $2,642        $1,818        $1,155
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                       (0.22)%       (0.26)%        0.06%         0.53%         0.82%         0.74%
 Expenses                                            1.66%         1.66%         1.66%(4)      1.69%(4)      1.74%(4)      1.76%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               73%           72%           81%           62%           18%           93%

1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 33 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND FINANCIAL HIGHLIGHTS Continued

                                                                                                             Year          Year
                                                                                                            Ended         Ended
                                                                                                         Aug. 31,      June 30,
 Class C                                             2000          1999          1998          1997       1996(1)          1996
===============================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period              $42.41        $32.07        $33.64        $27.78        $28.75        $23.97
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.08)         (.09)          .03           .16           .04           .21
 Net realized and unrealized gain (loss)             6.65         11.93           .98          7.85         (1.01)         4.88
                                                   ----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                          6.57         11.84          1.01          8.01          (.97)         5.09
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --            --          (.08)         (.17)           --          (.23)
 Distributions from net realized gain               (4.48)        (1.50)        (2.50)        (1.98)           --          (.08)
                                                   ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (4.48)        (1.50)        (2.58)        (2.15)           --          (.31)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $44.50        $42.41        $32.07        $33.64        $27.78        $28.75

===============================================================================================================================
 Total Return, at Net Asset Value(2)                16.87%        37.59%         2.91%        30.07%        (3.37)%       21.35%
                                                   ============================================================================

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $2,214        $1,851        $1,145        $1,030          $744          $741
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $2,004        $1,583        $1,184          $904          $730          $588
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                       (0.23)%       (0.25)%        0.07%         0.54%         0.82%         0.80%
 Expenses                                            1.67%         1.66%         1.65%(4)      1.69%(4)      1.73%(4)      1.74%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               73%           72%           81%           62%           18%           93%

1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 34 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

 Class Y     Year Ended August 31,                 2000      1999      1998     1997(1)
=======================================================================================

 Per Share Operating Data

 Net asset value, beginning of period            $43.00    $32.38    $33.94   $29.55
---------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                              .24       .24       .38      .41
 Net realized and unrealized gain                  6.88     12.07       .97     6.30
                                                 --------------------------------------
 Total income from investment
 operations                                        7.12     12.31      1.35     6.71
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --      (.19)     (.41)    (.34)
 Distributions from net realized gain             (4.48)    (1.50)    (2.50)   (1.98)
                                                 --------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (4.48)    (1.69)    (2.91)   (2.32)
---------------------------------------------------------------------------------------
 Net asset value, end of period                  $45.64    $43.00    $32.38   $33.94
                                                 ======================================

=======================================================================================
 Total Return, at Net Asset Value(2)              18.00%    38.84%     3.88%   23.98%

=======================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $260      $148       $53      $16
---------------------------------------------------------------------------------------
 Average net assets (in millions)                  $206      $ 99       $37      $ 5
---------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                             0.77%     0.63%     1.02%    1.58%
 Expenses                                          0.66%     0.77%     0.67%(4) 0.65%(4)
---------------------------------------------------------------------------------------
 Portfolio turnover rate                             73%       72%       81%      62%

1. For the period from November 1, 1996 (inception of offering) to August 31, 1997. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 35 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND NOTES TO FINANCIAL STATEMENTS ================================================================================ 1. Significant Accounting Policies

Oppenheimer Main Street(R) Growth & Income Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high total return, which includes current income and capital appreciation in the value of its shares, from equity and debt securities. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund. --------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

-------------------------------------------------------------------------------- Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations. 36 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND --------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $84,966,366, a decrease in undistributed net investment income of $785,963, and a decrease in accumulated net realized gain on investments of $84,180,403. This reclassification includes $84,966,366 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications. -------------------------------------------------------------------------------- Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund. 37 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND NOTES TO FINANCIAL STATEMENTS Continued ================================================================================ 1. Significant Accounting Policies Continued

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. ================================================================================ 2. Capital Stock

The Fund has authorized 840 million shares of $.01 par value capital stock (400 million for Class A, 300 million for Class B, 100 million for Class C and 40 million for Class Y). Transactions in shares of capital stock were as follows:

                                      Year Ended August 31, 2000           Year Ended August 31, 1999
                                     Shares               Amount             Shares            Amount
-----------------------------------------------------------------------------------------------------

 Class A
 Sold                            52,078,604      $ 2,188,227,198         52,580,490   $ 2,113,305,491
 Dividends and/or
 distributions reinvested        18,965,173          757,847,403          6,595,444       245,649,292
 Redeemed                       (47,076,017)      (1,971,603,190)       (31,752,422)   (1,268,114,414)
                                ---------------------------------------------------------------------
 Net increase                    23,967,760      $   974,471,411         27,423,512   $ 1,090,840,369
                                =====================================================================
-----------------------------------------------------------------------------------------------------
 Class B
 Sold                            39,952,471      $ 1,655,606,879         52,000,058   $ 2,077,494,632
 Dividends and/or
 distributions reinvested        18,413,884          725,319,656          5,185,756       192,649,282
 Redeemed                       (37,089,266)      (1,526,555,338)       (20,423,510)     (809,628,271)
                                ---------------------------------------------------------------------
 Net increase                    21,277,089      $   854,371,197         36,762,304   $ 1,460,515,643
                                =====================================================================
-----------------------------------------------------------------------------------------------------
 Class C
 Sold                            12,329,312      $   509,154,643         13,350,165   $   533,257,647
 Dividends and/or
 distributions reinvested         4,785,416          188,449,754          1,399,474        51,976,501
 Redeemed                       (11,002,798)        (452,311,669)        (6,809,689)     (269,319,976)
                                ---------------------------------------------------------------------
 Net increase                     6,111,930      $   245,292,728          7,939,950   $   315,914,172
                                =====================================================================
-----------------------------------------------------------------------------------------------------
 Class Y
 Sold                             4,234,165      $   179,097,253          2,655,008   $   108,147,707
 Dividends and/or
 distributions reinvested           458,846           18,395,117             90,768         3,385,839
 Redeemed                        (2,441,080)        (102,414,026)          (933,166)      (38,085,790)
                                ---------------------------------------------------------------------
 Net increase                     2,251,931      $    95,078,344          1,812,610   $    73,447,756
                                =====================================================================
38 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND ================================================================================ 3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2000, were $13,249,348,613 and $12,545,796,876, respectively.

As of August 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $14,737,935,202 was:

Gross unrealized appreciation $5,845,654,299 Gross unrealized depreciation (332,753,256)

Net unrealized appreciation $5,512,901,043 ============== ================================================================================ 4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million and 0.45% of average annual net assets in excess of $500 million. The Fund’s management fee for the year ended August 31, 2000, was an annualized rate of 0.45%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an “at-cost” basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

--------------------------------------------------------------------------------

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate        Class A     Commissions    Commissions    Commissions
                       Front-End      Front-End      on Class A     on Class B     on Class C
                   Sales Charges  Sales Charges          Shares         Shares         Shares
                      on Class A    Retained by     Advanced by    Advanced by    Advanced by
 Year Ended               Shares    Distributor  Distributor(1) Distributor(1) Distributor(1)
---------------------------------------------------------------------------------------------

 August 31, 2000     $27,942,876     $7,652,953      $2,076,756    $48,918,066     $4,083,097

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                Class A                  Class B                  Class C
                    Contingent Deferred      Contingent Deferred      Contingent Deferred
                          Sales Charges            Sales Charges            Sales Charges
 Year Ended     Retained by Distributor  Retained by Distributor  Retained by Distributor
-----------------------------------------------------------------------------------------

 August 31, 2000               $171,277              $16,333,931                 $414,152
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. 39 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND NOTES TO FINANCIAL STATEMENTS Continued ================================================================================

4. Fees and Other Transactions with Affiliates Continued Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended August 31, 2000, payments under the Class A plan totaled $20,566,486 prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients, and included $1,142,760 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees paid to the Distributor for the year ended August 31, 2000, were as follows:

                                                      Distributor's  Distributor's
                                                          Aggregate   Unreimbursed
                                                       Unreimbursed  Expenses as %
                  Total Payments     Amount Retained       Expenses  of Net Assets
                      Under Plan      by Distributor     Under Plan       of Class
----------------------------------------------------------------------------------

 Class B Plan        $76,558,354         $62,624,462   $123,993,134           1.48%
 Class C Plan         20,041,200           5,748,527     18,621,731           0.84
40 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND ================================================================================ 5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities. The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations. Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable. ================================================================================ 6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended August 31, 2000. ================================================================================ 7. Other Matters

On April 13, 2000, the Board of Directors approved the reorganization of Oppenheimer Disciplined Value Fund with and into Oppenheimer Main Street Growth & Income Fund. Shareholders of the Oppenheimer Disciplined Value Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Main Street Growth & Income Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2000.

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards.
Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
------------------------------------------------------------------------------

                           Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are somewhat  more  susceptible  to the adverse  effects of
changes  in  circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,  the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.

BBB:  Bonds rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having  significant speculative  characteristics.  "BB" indicates the least degree of speculation, and "C" the highest.  While such obligations will likely have some quality and protective characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:  Bonds  rated  "BB"  are  less   vulnerable  to   nonpayment   than  other
speculative  issues.  However,  these  face  major  ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to nonpayment than  obligations  rated
"BB",  but the  obligor  currently  has the  capacity  to meet  its  financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC" are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated  debt or preferred stock  obligation  rated "C" is currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation  where a bankruptcy  petition  has been filed or similar  action has been taken,  but payments on this obligation are being  continued.  A "C" also will be  assigned  to a  preferred  stock  issue in  arrears on  dividends  or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default.  Payments on the  obligation  are not being made on the date due even if the  applicable  grace  period  has not  expired, unless  Standard and Poor's  believes  that such  payments will be made during such  grace  period.  The "D"  rating  will also be used upon the  filing of a bankruptcy  petition  or the  taking of a similar  action  if  payments  on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics.
The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

B-1

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

                                     C-13
                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares4 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.5  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
           Code,
(2)   non-qualified deferred compensation plans,
(3)   employee benefit plans6
(4)   Group Retirement Plans7
(5)   403(b)(7) custodial plan accounts
(6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs,
           Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this
Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."8 This waiver provision applies to:
-     Purchases of Class A shares aggregating $1 million or more.
-     Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)   through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)   by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
    -       Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
               Inc. ("Merrill Lynch") on a daily valuation basis for the
               Retirement Plan. On the date the plan sponsor signs the
               record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)
               mutual funds, other than those advised or managed by Merrill
               Lynch Investment Management, L.P. ("MLIM"), that are made
               available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and
               (b) funds advised or managed by MLIM (the funds described in
               (a) and (b) are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the
               record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
               Investments.
(3)   The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible
               employees (as determined by the Merrill Lynch plan conversion manager).
    -       Purchases by a Retirement Plan whose record keeper had a
    cost-allocation agreement with the Transfer Agent on or before March 1,
    2001.

II.            Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-     The Manager or its affiliates.
-     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
-     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
      Distributor for that purpose.
-     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-     Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-     Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-     A unit investment trust that has entered into an appropriate agreement with the Distributor.
-     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
      Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
      Advisors) whose Class B or Class C shares of a Former Quest for Value
      Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
      24, 1995.
-     A qualified Retirement Plan that had agreed with the former Quest for
      Value Advisors to purchase shares of any of the Former Quest for Value
      Funds at net asset value, with such shares to be held through
      DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
      31, 1996.
B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
    -       Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
-     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
      (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
-     Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
      Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-     Shares purchased with the proceeds of maturing principal units of any
      Qualified Unit Investment Liquid Trust Series.
-     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
    -       To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
-     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
      Rules and Policies," in the applicable fund Prospectus).
-     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.9
(5)   Under a Qualified Domestic Relations Order, as defined in the Internal
           Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
           Code.
(7)   To make "substantially equal periodic payments" as described in Section
           72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.10
(10)  Participant-directed redemptions to purchase shares of a mutual fund
           (other than a fund managed by the Manager or a subsidiary of the
           Manager) if the plan has made special arrangements with the
           Distributor.
(11)  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
           IRA.
    -       For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

  III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                    Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-     Shares redeemed involuntarily, as described in "Shareholder Account
      Rules and Policies," in the applicable Prospectus.
-     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
      Security Administration.
-     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

-     Redemptions requested in writing by a Retirement Plan sponsor of Class
      C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class
      C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.

-     Distributions11 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)   Following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an
           Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.12
(5)   To make distributions required under a Qualified Domestic Relations
           Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
           Code.
      To make "substantially equal periodic payments" as described in Section
           72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.13

(9)

      On account of the participant's separation from service.14
(10)  Participant-directed redemptions to purchase shares of a mutual fund
           (other than a fund managed by the Manager or a subsidiary of the
           Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)  Distributions made on account of a plan termination or "in-service"
           distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
      (12) For distributions from a participant's account under an Automatic
           Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

      (13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      (14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

      -  Redemptions  of Class B shares or Class C shares  under an  Automatic
Withdrawal  Plan from an account other than a Retirement Plan if the aggregate value of the  redeemed  shares  does not  exceed  10% of the  account's  value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-     Shares sold to the Manager or its affiliates.
-     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-     Shares issued in plans of reorganization to which the Fund is a party.
-     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.   Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value FundOppenheimer Quest Global Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

 Quest for Value U.S. Government Income Fund
 Quest for Value New York Tax-Exempt Fund
 Quest for Value Investment Quality Income Fund
 Quest for Value National Tax-Exempt Fund
 Quest for Value Global Income Fund      Quest for Value California
 Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
    -       acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
      -     purchased  by such  shareholder  by  exchange of shares of another
Oppenheimer  fund  that were  acquired  pursuant  to the  merger of any of the
Former Quest for Value Funds into that other  Oppenheimer fund on November 24,
1995.

A.  Reductions or Waivers of Class A Sales Charges.

      - -         Reduced Class A Initial Sales Charge Rates for Certain
Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                     Initial Sales       Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Concession as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      - -   Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         -  Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         -  Shareholders who acquired shares of any Former Quest for Value
            Fund by merger of any of the portfolios of the Unified Funds.
      - -   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.
B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      - -   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
            -     withdrawals under an automatic  withdrawal plan holding only either  Class B or Class C shares if the  annual  withdrawal  does not  exceed  10% of  the  initial  value  of  the  account  value, adjusted annually, and
            -     liquidation of a shareholder's  account if the aggregate net asset  value  of  shares  held in the  account  is less  than  the required minimum value of such accounts.

      - -   Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-     redemptions  following the death or disability of the shareholder(s) (as evidenced  by a  determination  of  total  disability  by the U.S.
            Social Security Administration);
-     withdrawals under an automatic  withdrawal plan (but only for Class B or
            Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
            -     liquidation of a shareholder's  account if the aggregate net asset  value  of  shares  held in the  account  is less  than  the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
 Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
Account
Connecticut Mutual Government Securities Account      CMIA LifeSpan Capital
Appreciation Account
Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      -  Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
(1)   persons whose purchases of Class A shares of a Fund and other Former
           Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who
           still hold those shares in that Fund or other Former Connecticut
           Mutual Funds, and
      persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the
           Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      -  Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
           $500,000 or more, including investments made pursuant to the
           Combined Purchases, Statement of Intention and Rights of
           Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
           Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)   any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
           Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   Directors of the Fund or any one or more of the Former Connecticut
           Mutual Funds and members of their immediate families;
(4)   employee benefit plans sponsored by Connecticut Mutual Financial
           Services, L.L.C. ("CMFS"), the prior distributor of the Former
           Connecticut Mutual Funds, and its affiliated companies;
(5)   one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)   an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
           Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2)   upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)   for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a)
           or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)   in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)   in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)   in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an
           Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)   as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

         VII. Sales Charge Waivers on Purchases of Class M Shares of
                   Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-     the Manager and its affiliates,
-     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
      Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers
      (and whose identity is made known to the Distributor) or with the
      Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
      Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
-     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
      Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund
------------------------------------------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.525.7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

1234

PX700.001.1200rev0701

--------

1 The interfund lending program is subject to approval by the Securities and
Exchange Commission.  The Fund will not engage in interfund lending until such approval has been granted.
1     Ms.  Macaskill and Mr.  Armstrong,  Mr.  Cameron,  Mr.  Marshall and Mr.
   Bowen are not Directors of Panorama  Series Fund, Inc. Mr.  Armstrong,  Mr.
   Cameron,  Mr.  Marshall,  Mr. Fossel and Mr. Bowen are not Managing General
   Partners of Centennial America Fund. Inc.
                                                    2 For the 1999 calendar year.
                                                    Effective July 1, 2000 Ned M. Steel and William A. Baker resigned as
                                                    Directors of the Fund and subsequently became Directors Emeritus of the Fund.
                                                    For the fiscal year ended August 31, 2000, Messers. Steel and Baker each received $9,287 aggregate compensation from the Fund and for the calendar year ended December 31, 1999, each received $67,998 total compensation from all Denver-based Oppenheimer funds.
3 Effective June 19, 2001 Raymond J Kalinowski resigned as Director of the
Fund.
2     In accordance with Rule 12b-1 of the Investment Company Act, the term

   "Independent Directors" in this
   Statement of Additional Information refers to those Directors who are not
   "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
4 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
5 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
6 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
7 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
8 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
9 This provision does not apply to IRAs.
10 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
11 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
12 This provision does not apply to IRAs.
13 This provision does not apply to loans from 403(b)(7) custodial plans.
14 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.